UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07899 and 811-07885

Name of Fund: BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 06/30/2009

Item 1 –	Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE   LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

BlackRock Small Cap Index Fund OF BLACKROCK INDEX FUNDS, INC. SEMI-ANNUAL REPORT JUNE 30, 2009 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Dear Shareholder

The past 12 months reveal two distinct market backdrops — one of investor pessimism and decided weakness, and another of optimism and nascent signs of recovery. The first half of the year was characterized by the former, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted universal macroeconomic deterioration, financial sector casualties, volatile swings in global equity markets, and unprecedented government intervention that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March, however, on the back of new program announcements by the Treasury and Federal Reserve, as well as generally stronger-than-expected economic data in a few key areas, including retail sales, business and consumer confidence, manufacturing and housing.

In this environment, US equities contended with extraordinary volatility, posting steep declines early, and then recouping those losses — and more — between March and May. Investor enthusiasm eased off in the final month of the period, mostly as a result of profit taking and portfolio rebalancing, as opposed to a change in the economic outlook. Through June 30, stocks did quite well on a year-to-date basis, with nearly all major indices crossing into positive territory. The experience in international markets was similar to that in the United States, though performance was generally more extreme both on the decline and on the upturn. Notably, emerging markets, which lagged most developed regions through the downturn, reassumed leadership in 2009 as these areas of the globe have generally seen a stronger acceleration in economic recovery.

In fixed income markets, while a flight to quality remained a prevalent theme, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a sharp recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which has firmly outpaced all other taxable asset classes since the start of 2009. At the same time, the municipal bond market enjoyed a strong return after the exceptional market volatility of 2008, buoyed by a combination of attractive valuations, robust retail investor demand and a slowdown in forced selling. Direct aid to state and local governments via the American Recovery and Reinvestment Act of 2009 has also lent support.

All told, results for the major benchmark indexes reflected a bifurcated market.

Total Returns as of June 30, 2009	6-month	12-month

US equities (S&P 500 Index)	3.16%	(26.21)%

Small cap US equities (Russell 2000 Index)	2.64	(25.01)

International equities (MSCI Europe, Australasia, Far East Index)	7.95	(31.35)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	(8.74)	7.41

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.90	6.05

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	6.43	3.77

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	30.92	(1.91)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has clearly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional insight and timely “food for thought,” we invite you to visit our award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). At a special meeting held on August 6, 2009, BlackRock’s proposed purchase of BGI was approved by an overwhelming majority of Barclays’ voting shareholders, an important step toward closing the transaction. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is scheduled to be completed in the fourth quarter of 2009, subject to important fund shareholder and regulatory approvals.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2009	BlackRock Small Cap Index Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30,2009,the Institutional and Investor A Shares of BlackRock Small Cap Index Fund (the “Fund”) generated returns of 2.46% and 2.33%, respectively, through the Fund’s investment in Master Small Cap Index Series (the “Series”), underperforming the benchmark Russell 2000 Index, which returned 2.64%. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization US companies in a range of businesses.

•	Returns for the Fund’s respective share classes differ from the benchmark based on individual share class expenses.

Describe the market environment.

•

The first six months of 2009 were marked by a notable shift in investor sentiment. Early in the year, investors wondered if the US was in the midst of a depression, if the financial system as a whole was about to collapse and if the entire US banking system would have to be nationalized. By June 30, most observers were wondering what the economic recovery will look like, how fast and widespread it might be and where attractive opportunities could lie.

•

To recap, the six months saw stocks sink deeply in January and February as economic data continued to worsen and investors grew uncertain as to policymakers’ next steps in combating the credit crisis. Sentiment improved noticeably in March on the back of new program announcements by the Treasury Department and the Federal Reserve (the “Fed”), as well as better-than-expected economic data, particularly in retail sales, consumer confidence and select areas of the housing market. Coincident with signs of improving economic conditions, we also saw a significant rise in oil prices. Prices nearly doubled over the course of May and into early June, as oil approached the $70-per-barrel mark.

•

After a dismal first quarter, stocks came back strongly in the second three months, posting positive quarterly results for the first time in well over a year. From their low point on March 6, most markets around the world were up roughly 40% or more by the close of the period. In the US, the Dow Jones Industrial Average ended the quarter at 8,447, representing a gain of 11.95%. On a year-to-date basis, however, the Dow was still down (2.01)%. The S&P 500 Index managed to record a 15.93% gain for the second quarter, which pushed it into positive territory for the year, up 3.16%. The Nasdaq Composite performed even better, climbing 20.33% to end the quarter at 1,835, representing a 16.98% return year-to-date through June 30. Smaller cap stocks, as represented by the Russell 2000 Index, posted better relative performance amid the powerful second quarter rally and ended the six months up, albeit modestly, with a gain of 2.64%.

•

For its part, the Fed maintained the target range for the federal funds rate at 0% to 0.25% throughout the period, and reiterated its expectation that the key short-term rate will remain at exceptionally low levels for an extended period. The Fed’s statement following its most recent policy meeting in late June contained few changes, but did include a slightly more optimistic economic outlook, less angst about deflation risk and no change in current balance sheet policies. However, the central bank commented that it “is monitoring the size and composition of its balance sheet and will make adjustments to its credit and liquidity programs as warranted.”

•

In this environment, seven of the 10 sectors within the Russell 2000 Index posted positive returns for the six months. Leading the charge were cyclical stocks, with information technology +28.35% and consumer discretionary services +22.21% emerging as the best performers. The telecommunication services sector also posted healthy gains, up 10.45%. Decliners for the period included financials declining 17.78%, industrials 7.15% and utilities 5.77%.

Describe recent portfolio activity.

•

Throughout the six-month period, as changes were made to the composition of the Russell 2000 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe Fund positioning at period end.

•	In keeping with its investment objective, the Series remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

4	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including advisory fees and administration fees, if any.

[2]

The Fund invests all of its assets in Master Small Cap Index Series of Quantitative Master Series LLC. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.

[3]	This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

Performance Summary for the Period Ended June 30, 2009

	6-Month Total Returns	Average Annual Total Returns[4]

		1 Year	5 Years	10 Years

Institutional	2.46%	(25.35)%	(2.15)%	2.05%
Investor A	2.33	(25.46)	(2.40)	1.80
Russell 2000 Index	2.64	(25.01)	(1.71)	2.38

[4]

Average annual total returns reflect reductions for service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period[5]	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period[5]

Institutional	$1,000	$1,024.60	$2.91	$1,000	$1,021.92	$2.91
Investor A	$1,000	$1,023.30	$4.21	$1,000	$1,020.63	$4.21

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.58% for Institutional and 0.84% for Investor A), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the headings entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Statement of Assets and Liabilities	BlackRock Small Cap Index Fund

June 30, 2009 (Unaudited)

Assets

Investment at value — Master Small Cap Index Series (the “Series”) (cost — $97,277,226)	$77,430,185
Capital shares sold receivable	117,623
Prepaid expenses	18,443

Total assets	77,566,251

Liabilities

Capital shares redeemed payable	115,860
Administration fees payable	18,723
Service and distribution fees payable	6,492
Contributions payable to the Series	1,763
Other affiliates payable	1,497
Other accrued expenses payable	27,974

Total liabilities	172,309

Net Assets	$77,393,942

Net Assets Consist of

Paid-in capital	105,293,813
Undistributed net investment income	172,099
Accumulated net realized loss allocated from the Series	(8,224,929)
Net unrealized appreciation/depreciation allocated from the Series	(19,847,041)

Net Assets	$77,393,942

Net Asset Value

Institutional — Based on net assets of $46,478,856 and 5,882,401 shares outstanding, 125 million shares authorized, $0.0001 par value	$7.90

Investor A — Based on net assets of $30,915,086 and 3,914,728 shares outstanding, 125 million shares authorized, $0.0001 par value	$7.90

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	7

Statement of Operations	BlackRock Small Cap Index Fund

Six Months Ended June 30, 2009 (Unaudited)

Investment Income

Net investment income allocated from the Series:
Dividends	$346,327
Foreign tax withheld	(73)
Income — affiliated	12,052
Securities lending — affiliated	48,985
Expenses	(24,155)

Total income	383,136

Expenses

Administration	99,952
Service — Investor A	34,348
Transfer agent — Institutional	12,119
Transfer agent — Investor A	11,092
Printing	27,211
Registration	16,780
Professional	7,590
Miscellaneous	4,237

Total expenses	213,329
Less fees waived by administrator	(2,477)

Total expenses after fees waived	210,852

Net investment income	172,284

Realized and Unrealized Gain (Loss) Allocated from the Series

Net realized loss from investments and financial futures contracts	(3,023,764)
Net change in unrealized appreciation/depreciation on investments and financial futures contracts	4,193,586

Total realized and unrealized gain	1,169,822

Net Increase in Net Assets Resulting from Operations	$1,342,106

See Notes to Financial Statements.

8	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Statements of Changes in Net Assets	BlackRock Small Cap Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations

Net investment income	$172,284	$1,065,549
Net realized gain (loss)	(3,023,764)	6,307,919
Net change in unrealized appreciation/depreciation	4,193,586	(46,354,296)

Net increase (decrease) in net assets resulting from operations	1,342,106	(38,980,828)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	—	(782,173)
Investor A	—	(391,091)
Net realized gain:
Institutional	—	(5,780,831)
Investor A	—	(3,674,574)
Tax return of capital:
Institutional	—	(632,165)
Investor A	—	(400,501)

Decrease in net assets resulting from dividends and distributions to shareholders	—	(11,661,335)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(20,613)	13,022,264

Redemption Fee

Redemption fee	817	2,145

Net Assets

Total increase (decrease) in net assets	1,322,310	(37,617,754)
Beginning of period	76,071,632	113,689,386

End of period	$77,393,942	$76,071,632

End of period undistributed (distributions in excess of) net investment income	$172,099	$(185)

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	9

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional

	Six Months Ended June 30, 2009 (Unaudited)
		Year Ended December 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$7.71	$13.79	$15.48	$14.36	$14.10	$12.06

Net investment income[1]	0.02	0.14	0.20	0.17	0.10	0.08
Net realized and unrealized gain (loss)[2]	0.17	(4.86)	(0.50)	2.34	0.49	2.04

Net increase (decrease) from investment operations	0.19	(4.72)	(0.30)	2.51	0.59	2.12

Dividends and distributions from:
Net investment income	—	(0.15)	(0.20)	(0.17)	(0.11)	(0.08)
Net realized gain	—	(1.09)	(1.19)	(1.22)	(0.22)	—
Tax return of capital	—	(0.12)	—	—	—	—

Total dividends and distributions	—	(1.36)	(1.39)	(1.39)	(0.33)	(0.08)

Net asset value, end of period	$7.90	$7.71	$13.79	$15.48	$14.36	$14.10

Total Investment Return

Based on net asset value	2.46%[3]	(34.01)%	(1.91)%	17.49%	4.16%	17.55%

Ratios to Average Net Assets[4]

Total expenses	0.58%[5]	0.53%	0.48%	0.49%	0.54%	0.56%

Total expenses after fees waived	0.58%[5]	0.52%	0.48%	0.49%	0.53%	0.56%

Net investment income	0.60%[5]	1.19%	1.23%	1.10%	0.69%	0.64%

Supplemental Data

Net assets, end of period (000)	$46,479	$46,285	$66,085	$79,032	$63,671	$68,024

Portfolio turnover of the Series	16%	42%	26%	40%	37%	38%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Aggregate total investment return. Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

10	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Financial Highlights (concluded)	BlackRock Small Cap Index Fund

	Investor A

	Six Months Ended June 30, 2009 (Unaudited)
		Year Ended December 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$7.72	$13.79	$15.47	$14.36	$14.10	$12.06

Net investment income[1]	0.01	0.11	0.15	0.13	0.06	0.05
Net realized and unrealized gain (loss)[2]	0.17	(4.85)	(0.48)	2.33	0.49	2.03

Net increase (decrease) from investment operations	0.18	(4.74)	(0.33)	2.46	0.55	2.08

Dividends and distributions from:
Net investment income	—	(0.12)	(0.16)	(0.13)	(0.07)	(0.04)
Net realized gain	—	(1.09)	(1.19)	(1.22)	(0.22)	—
Tax return of capital	—	(0.12)	—	—	—	—

Total dividends and distributions	—	(1.33)	(1.35)	(1.35)	(0.29)	(0.04)

Net asset value, end of period	$7.90	$7.72	$13.79	$15.47	$14.36	$14.10

Total Investment Return

Based on net asset value	2.33%[3]	(34.19)%	(2.12)%	17.14%	3.88%	17.29%

Ratios to Average Net Assets[4]

Total expenses	0.85%[5]	0.80%	0.73%	0.74%	0.80%	0.81%

Total expenses after fees waived	0.84%[5]	0.79%	0.73%	0.74%	0.79%	0.81%

Net investment income	0.34%[5]	0.91%	0.98%	0.84%	0.43%	0.38%

Supplemental Data

Net assets, end of period (000)	$30,915	$29,787	$47,605	$54,083	$48,896	$56,522

Portfolio turnover of the Series	16%	42%	26%	40%	37%	38%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Aggregate total investment return. Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	11

Notes to Financial Statements (Unaudited)	BlackRock Small Cap Index Fund

1. Organization and Significant Accounting Policies:

BlackRock Small Cap Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The percentage of the Series owned by the Fund at June 30, 2009 was 19.1%. The financial statements of the Series, including the Summary Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers two classes of shares. Institutional and Investor A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investment:

Valuation Inputs	Investment in the Master LLC

Assets

Level 1	—
Level 2	$77,430,185
Level 3	—

Total	$77,430,185

Investment Transactions and Net Investment Income: Investment transactions in the Series are accounted for on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

12	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Notes to Financial Statements (continued)	BlackRock Small Cap Index Fund

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets — an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Corporation, on behalf of the Fund, has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.29% of the Fund’s average daily net assets.

The Administrator has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding service fees) will not exceed 0.60%. This arrangement has a one-year term and is renewable. This amount is shown as fees waived by administrator in the Statement of Operations.

The Fund has entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL an ongoing service fee with respect to Investor A Shares. The fee is accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with BIL, broker-dealers and BIL provide shareholder servicing to the Fund. The ongoing service fee compensates BIL and each broker-dealer for providing shareholder servicing to Investor A shareholders.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective class. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended June 30, 2009, the Fund paid $112 in return for these services, which is included in transfer agent in the Statement of Operations.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2009, the Fund reimbursed the Administrator the following amounts for costs incurred running the call center, which are included in transfer agent in the Statement of Operations.

Call Center Fees

Institutional	$228
Investor A	$636

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for its allocated share of compensation paid to the Corporation’s Chief Compliance Officer.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	13

Notes to Financial Statements (concluded)	BlackRock Small Cap Index Fund

3. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008

	Shares	Amount	Shares	Amount

Institutional

Shares sold	1,340,401	$9,732,298	2,634,785	$28,589,997
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	921,616	6,983,184

Total issued	1,340,401	9,732,298	3,556,401	35,573,181
Shares redeemed	(1,461,467)	(10,267,083)	(2,343,736)	(25,630,390)

Net increase (decrease)	(121,066)	$(534,785)	1,212,665	$9,942,791

Investor A

Shares sold	515,494	$3,836,801	626,761	$7,412,916
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	525,666	3,995,432

Total issued	515,494	3,836,801	1,152,427	11,408,348
Shares redeemed	(461,376)	(3,322,629)	(744,332)	(8,328,875)

Net increase	54,118	$514,172	408,095	$3,079,473

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

14	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Portfolio Information	Master Small Cap Index Series

As of June 30, 2009

Ten Largest Holdings	Percent of Long-Term Investments

Palm, Inc.	0.3%
3Com Corp.	0.3
Owens & Minor, Inc.	0.2
VistaPrint Ltd.	0.2
Piedmont Natural Gas Co.	0.2
Jack Henry & Associates, Inc.	0.2
Solera Holdings, Inc.	0.2
Tetra Tech, Inc.	0.2
Polycom, Inc.	0.2
Skyworks Solutions, Inc.	0.2

Sector Allocation	Percent of Long-Term Investments

Financial Services	20%
Technology	17
Health Care	15
Consumer Discretionary & Services	15
Producer Durables	14
Materials & Processing	7
Utilities	5
Energy	4
Consumer Staples	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Instruments

The Series may invest in various derivative instruments, including financial futures contracts and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	15

Summary Schedule of Investments June 30, 2009 (Unaudited)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

This summary schedule of investments is presented to help investors focus on the Series’ principal holdings. It includes the Series’ 50 largest holdings, each investment of any issuer that exceeds 1% of the Series’ net assets and affiliated issues.”Other Securities” represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission.A complete schedule of investments is available without charge, upon request, by calling (800) 441-7762 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Industry	Common Stocks	Shares	Value	Percent

Advertising Agencies	Other Securities		$1,890,400	0.5%

Aerospace	Other Securities		5,812,955	1.4

Agriculture, Fishing & Ranching	Other Securities		1,896,547	0.5

Air Transport	Other Securities		3,474,937	0.9

Alternative Energy	Other Securities		993,164	0.3

Aluminum	Other Securities		452,081	0.1

Asset Management & Custodian	Other Securities		3,511,162	0.9

Auto Parts	Other Securities		1,540,133	0.4

Auto Services	Other Securities		452,535	0.1

Banks: Diversified	FirstMerit Corp.	44,412	754,116	0.2
	Prosperity Bancshares, Inc.	24,500	730,835	0.2
	Westamerica Bancorp. (b)	15,583	773,073	0.2
	Other Securities		22,439,710	5.5

			24,697,734	6.1

Banks: Savings, Thrift & Mortgage Lending	Other Securities		4,663,390	1.1

Beverage: Brewers & Distillers	Other Securities		139,073	0.0

Beverage: Soft Drinks	Other Securities		592,708	0.1

Biotechnology	Onyx Pharmaceuticals, Inc. (a)	30,520	862,495	0.2
	Other Securities		16,226,094	4.0

			17,088,589	4.2

Building Materials	Other Securities		3,476,596	0.9

Building: Climate Control	Other Securities		585,750	0.2

Building: Roofing, Wallboard & Plumbing	Other Securities		356,439	0.1

Cable Television Services	Other Securities		238,134	0.1

Casinos & Gambling	Bally Technologies, Inc. (a)	29,000	867,680	0.2
	Other Securities		1,091,671	0.3

			1,959,351	0.5

Cement	Other Securities		35,244	0.0

Chemicals: Diversified	Other Securities		6,144,966	1.5

Coal	Other Securities		622,400	0.2

Commercial Finance & Mortgage Companies	Other Securities		376,502	0.1

Commercial Services	Tetra Tech, Inc. (a)	32,031	917,688	0.2
	Watson Wyatt Worldwide, Inc.	22,715	852,494	0.2
	Other Securities		11,614,618	2.9

			13,384,800	3.3

Commercial Services: Rental & Leasing	Other Securities		1,461,849	0.4

Commercial Vehicles & Parts	Other Securities		660,983	0.2

Communications Technology	3Com Corp. (a)	209,800	988,158	0.3
	Polycom, Inc. (a)	44,800	908,096	0.2
	Other Securities		11,781,934	2.9

			13,678,188	3.4

See Notes to Financial Statements.

16	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Computer Services Software & Systems	Digital River, Inc. (a)	20,300	$737,296	0.2%
	Informatica Corp. (a)	46,600	801,054	0.2
	Parametric Technology Corp. (a)	61,660	720,805	0.2
	Solera Holdings, Inc. (a)	37,000	939,800	0.2
	Other Securities		24,511,652	6.0

			27,710,607	6.8

Computer Technology	Data Domain, Inc. (a)	25,200	840,420	0.2
	Palm, Inc. (a)(b)	73,388	1,216,039	0.3
	Other Securities		2,888,327	0.7

			4,944,786	1.2

Construction	Other Securities		2,330,268	0.6

Consumer Electronics	Other Securities		826,561	0.2

Consumer Lending	Other Securities		2,218,567	0.5

Consumer Services: Miscellaneous	Other Securities		2,498,317	0.6

Containers & Packaging	Rock-Tenn Co. Class A	20,480	781,517	0.2
	Other Securities		1,085,740	0.3

			1,867,257	0.5

Cosmetics	Other Securities		539,670	0.1

Diversified Financial Services	Other Securities		2,002,020	0.5

Diversified Manufacturing Operations	Other Securities		925,566	0.2

Diversified Materials & Processing	Clarcor, Inc.	27,210	794,260	0.2
	Other Securities		3,271,981	0.8

			4,066,241	1.0

Diversified Media	Other Securities		141,963	0.0

Diversified Retail	Tractor Supply Co. (a)	19,100	789,212	0.2
	Other Securities		15,144,479	3.7

			15,933,691	3.9

Drug & Grocery Store Chains	Other Securities		2,734,704	0.7

Education Services	Other Securities		2,917,424	0.7

Electronic Components	Other Securities		2,355,064	0.6

Electronic Entertainment	Other Securities		956,215	0.2

Electronics	Other Securities		1,842,725	0.5

Energy Equipment	Other Securities		987,015	0.2

Engineering & Contracting Services	Other Securities		1,139,215	0.3

Entertainment	Other Securities		1,187,092	0.3

Financial Data & Systems	Jack Henry & Associates, Inc.	45,400	942,050	0.2
	Other Securities		3,785,865	1.0

			4,727,915	1.2

Foods	Other Securities		4,780,959	1.2

Forest Products	Other Securities		547,759	0.1

Forms & Bulk Printing Services	Other Securities		980,731	0.2

Funeral Parlors & Cemeteries	Other Securities		718,130	0.2

Gas Pipelines	Other Securities		89,856	0.0

Glass	Other Securities		186,960	0.0

Gold	Other Securities		767,423	0.2

Health Care Facilities	Other Securities		2,511,454	0.6

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	17

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Health Care Management Services	AMERIGROUP Corp. (a)	28,100	$754,485	0.2%
	Other Securities		3,320,243	0.8

			4,074,728	1.0

Health Care Services	Quality Systems, Inc. (b)	12,800	729,088	0.2
	Other Securities		6,739,925	1.6

			7,469,013	1.8

Health Care: Miscellaneous	Other Securities		479,870	0.1

Home Building	Other Securities		1,025,472	0.2

Hotel/Motel	Other Securities		772,785	0.2

Household Appliances	Other Securities		194,055	0.0

Household Equipment & Products	Tupperware Corp.	33,274	865,789	0.2
	Other Securities		457,301	0.1

			1,323,090	0.3

Household Furnishings	Other Securities		1,241,763	0.3

Insurance: Life	Other Securities		1,458,471	0.4

Insurance: Multi-Line	Platinum Underwriters Holdings Ltd.	27,300	780,507	0.2
	Other Securities		2,263,787	0.6

			3,044,294	0.8

Insurance: Property-Casualty	IPC Holdings, Ltd.	29,800	814,732	0.2
	ProAssurance Corp. (a)(c)	17,623	814,359	0.2
	Other Securities		7,368,549	1.8

			8,997,640	2.2

Leisure Time	Other Securities		2,484,006	0.6

Luxury Items	Other Securities		796,874	0.2

Machinery & Engineering	Other Securities		454,873	0.1

Machinery: Agricultural	Other Securities		252,220	0.1

Machinery: Construction & Handling	Other Securities		368,443	0.1

Machinery: Engines	Other Securities		456,504	0.1

Machinery: Industrial	Other Securities		3,850,930	0.9

Machinery: Specialty	Other Securities		411,035	0.1

Manufactured Housing	Other Securities		164,444	0.0

Medical & Dental	NuVasive, Inc. (a)	19,400	865,240	0.2
Instruments & Supplies	Owens & Minor, Inc.	22,198	972,716	0.2
	Steris Corp.	31,100	811,088	0.2
	Other Securities		9,608,755	2.4

			12,257,799	3.0

Medical Equipment	Haemonetics Corp. (a)	13,672	779,304	0.2
	Thoratec Corp. (a)	30,047	804,659	0.2
	Other Securities		6,095,703	1.5

			7,679,666	1.9

Medical Services	Other Securities		1,332,981	0.3

Metal Fabricating	Other Securities		2,931,767	0.7

Metals & Minerals: Diversified	Other Securities		1,357,497	0.3

Office Supplies & Equipment	Other Securities		1,771,072	0.4

Offshore Drilling & Other Services	Other Securities		216,220	0.1

Oil Well Equipment & Services	Other Securities		5,352,821	1.3

Oil: Crude Producers	Other Securities		7,214,972	1.8

Oil: Integrated	Other Securities		302,883	0.1

See Notes to Financial Statements.

18	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Paints & Coatings	Other Securities		$636,955	0.2%

Paper	Other Securities		1,349,902	0.3

Personal Care	Other Securities		1,459,131	0.4

Pharmaceuticals	Auxilium Pharmaceuticals, Inc. (a)(b)	23,100	724,878	0.2
	Isis Pharmaceuticals, Inc. (a)(b)	49,689	819,869	0.2
	Other Securities		5,784,658	1.4

			7,329,405	1.8

Photography	Other Securities		473,747	0.1

Plastics	Other Securities		150,293	0.0

Power Transmission Equipment	Regal-Beloit Corp.	19,451	772,594	0.2
	Other Securities		555,471	0.1

			1,328,065	0.3

Precious Metals & Minerals	Other Securities		259,465	0.1

Printing & Copying Services	VistaPrint Ltd. (a)	22,400	955,360	0.3
	Other Securities		109,134	0.0

			1,064,494	0.3

Producer Durables: Miscellaneous	Other Securities		267,780	0.1

Production Technology Equipment	Other Securities		3,910,594	1.0

Publishing	Other Securities		625,261	0.2

Radio & TV Broadcasters	Other Securities		171,684	0.0

Railroad Equipment	Other Securities		244,022	0.1

Railroads	Other Securities		468,564	0.1

Real Estate	Other Securities		699,404	0.2

Real Estate Investment Trusts (REITs)	Anthracite Capital, Inc. (d)	33,000	20,460	0.0
	Highwoods Properties, Inc.	38,400	859,008	0.2
	MFA Financial, Inc.	120,700	835,244	0.2
	National Retail Properties, Inc.	42,475	736,941	0.2
	Other Securities		18,811,742	4.6

			21,263,395	5.2

Recreational Vehicles & Boats	Other Securities		974,358	0.2

Rental & Leasing Services: Consumer	Other Securities		1,286,699	0.3

Restaurants	Other Securities		6,198,540	1.5

Scientific Instruments: Control & Filter	Other Securities		2,832,727	0.7

Scientific Instruments: Electrical	GrafTech International Ltd. (a)	63,944	723,207	0.2
	Other Securities		3,639,685	0.9

			4,362,892	1.1

Scientific Instruments: Gauges & Meters	Other Securities		582,269	0.1

Scientific Instruments: Pollution Control	Other Securities		1,982,610	0.5

Securities Brokerage & Services	Knight Capital Group, Inc. Class A (a)	49,700	847,385	0.2
	Other Securities		2,676,178	0.7

			3,523,563	0.9

Semiconductors & Components	Skyworks Solutions, Inc. (a)	89,133	871,721	0.2
	Other Securities		9,695,005	2.4

			10,566,726	2.6

Shipping	Other Securities		2,774,534	0.7

Steel	Other Securities		265,238	0.1

Sugar	Other Securities		70,238	0.0

Synthetic Fibers & Chemicals	Other Securities		143,856	0.0

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	19

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Technology: Miscellaneous	Other Securities		$1,293,285	0.3%

Telecommunications Equipment	Arris Group, Inc. (a)	66,300	806,208	0.2
	Other Securities		1,378,186	0.3

			2,184,394	0.5

Textile Products	Other Securities		205,434	0.1

Textiles Apparel & Shoes	Carter’s, Inc. (a)	30,100	740,761	0.2
	J. Crew Group, Inc. (a)(b)	27,070	731,431	0.2
	The Warnaco Group, Inc. (a)	24,400	790,560	0.2
	Other Securities		5,247,236	1.3

			7,509,988	1.9

Tobacco	Other Securities		942,862	0.2

Toys	Other Securities		356,317	0.1

Transportation Miscellaneous	Other Securities		687,365	0.2

Truckers	Other Securities		3,117,416	0.8

Utilities: Electrical	Cleco Corp.	32,267	723,426	0.2
	Portland General Electric Co.	40,700	792,836	0.2
	Other Securities		6,052,978	1.5

			7,569,240	1.9

Utilities: Gas Distributors	New Jersey Resources Corp.	22,561	835,659	0.2
	Nicor, Inc.	24,100	834,342	0.2
	Piedmont Natural Gas Co. (b)	39,100	942,701	0.2
	WGL Holdings, Inc.	26,700	854,934	0.2
	Other Securities		2,273,511	0.6

			5,741,147	1.4

Utilities: Telecommunications	Other Securities		5,080,880	1.2

Utilities: Water	Other Securities		1,491,982	0.4

Wholesale & International Trade	Other Securities		1,018,433	0.2

	Total Common Stocks		399,826,107	98.5

	Investment Companies

Asset Management & Custodian	BlackRock Kelso Capital Corp. (d)	6,700	41,741	0.0
	Other Securities		594,167	0.1

	Total Investment Companies		635,908	0.1

	Warrants (e)

Alternative Energy	GreenHunter Energy, Inc. (expires 8/27/11) (f)	180	—	0.0

Communications Technology	Other Securities		—	0.0

	Total Warrants		—	0.0

See Notes to Financial Statements.

20	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Summary Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Industry	Other Interests (g)	Shares	Value	Percent

Oil: Crude Producers	Other Securities		—	0.0%

	Total Other Interests		—	0.0

	Total Long-Term Investments (Cost — $457,409,135)		$400,462,015	98.6

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.45% (d)(h)	12,940,007	12,940,007	3.2

		Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.55% (d)(h)(i)	$29,126	29,126,454	7.2

	Total Short-Term Securities (Cost — $42,066,461)		42,066,461	10.4

	Total Investments (Cost — $499,475,596*)		442,528,476	109.0
	Liabilities in Excess of Other Assets		(36,541,058)	(9.0)

	Net Assets		$405,987,418	100.0

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$520,628,821

Gross unrealized appreciation	$35,770,593
Gross unrealized depreciation	(113,870,938)

Net unrealized depreciation	$(78,100,345)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Loss	Income

Anthracite Capital, Inc.	$11,193		—		—	—
BlackRock Kelso Capital Corp.	$11,712		$3,084		$(1,902)	$1,856
BlackRock Liquidity Funds, TempFund	$12,940,007	*	—		—	$19,336
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$33,514,609	**	—	$37,506
BlackRock Liquidity Series, LLC Money Market Series	$4,482,252*		—		—	$251,505

	*	Represents net purchase cost.

	**	Represents net sale cost.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)	Restricted security as to resale, representing 0.0% of net assets were as follows:

Issue	Acquisition Date	Cost	Value

GreenHunter Energy, Inc.	6/27/08	$—	$—

(g)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash proceeds from securities loans.

•	Financial futures contracts purchased as of June 30,2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

179	Russell 2000 ICE MINI	September 2009	$ 9,132,385	$ (53,505)

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	21

Summary Schedule of Investments (concluded)	Master Small Cap Index Series

•

For Series compliance purposes,the Series’industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No.157,“ Fair Value Measurements” clarifies the definition of fair value,establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active,quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances,to the extent observable inputs are not available (including the Series’own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Long-Term Investments[1]	$413,278,110

Level 2
Long-Term Investments Semiconductors & Components	123,791
Short-Term Securities	29,126,454

Total Level 2	29,250,245

Level 3
Long-Term Investments Asset Management & Custodian	121

Total	$442,528,476

[1]	See above Schedule of Investments for values in each industry excluding industries in Level 2 and Level 3 within the table.

Valuation Inputs	Other Financial Instruments[2]

Liabilities

Level 1	$(53,505)
Level 2	—
Level 3	—

Total	$(53,505)

[2]	Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Assets

Asset Management & Custodian

Balance, as of December 31, 2008	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net purchases (sales)	—
Net transfer in	$121

Balance, as of June 30, 2009	$121

See Notes to Financial Statements.

22	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Statement of Assets and Liabilities	Master Small Cap Index Series

June 30, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $26,101,570) (cost — $457,111,513)	$400,399,814
Investments at value — affiliated (cost — $42,364,083)	42,128,662
Investments sold receivable	46,679,430
Dividends receivable	429,124
Securities lending income receivable — affiliated	70,818
Prepaid expenses	13,361
Other assets	68

Total assets	489,721,277

Liabilities

Collateral at value — securities loaned	29,126,454
Investments purchased payable	50,918,602
Withdrawals payable to investors	3,664,827
Margin variation payable	16,872
Investment advisory fees payable	2,302
Other affiliates payable	1,623
Other accrued expenses payable	2,933
Other liabilities payable	246

Total liabilities	83,733,859

Net Assets	$405,987,418

Net Assets Consist of

Investors’ capital	$462,988,043
Net unrealized appreciation/depreciation	(57,000,625)

Net Assets	$405,987,418

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	23

Statement of Operations	Master Small Cap Index Series

Six Months Ended June 30, 2009 (Unaudited)

Investment Income

Dividends	$1,798,556
Foreign tax withheld	(358)
Income — affiliated	58,698
Securities lending — affiliated	251,505

Total income	2,108,401

Expenses

Accounting services	45,959
Professional	43,079
Investment advisory	17,572
Custodian	11,319
Officer and Directors	9,687
Printing	500
Other	5,629

Total expenses	133,745
Less fees waived by advisor	(11,282)

Total expenses after fees waived and paid indirectly	122,463

Net investment income	1,985,938

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments — unaffiliated	(17,487,606)
Investments — affiliated	(1,902)
Financial futures contracts	1,608,381

(15,881,127)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	35,769,135
Investments — affiliated	(55,638)
Financial futures contracts	(2,428,447)

33,285,050

Total realized and unrealized gain	17,403,923

Net Increase in Net Assets Resulting from Operations	$19,389,861

See Notes to Financial Statements.

24	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Statements of Changes in Net Assets	Master Small Cap Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations

Net investment income	$1,985,938	$7,541,773
Net realized gain (loss)	(15,881,127)	(28,428,998)
Net change in unrealized appreciation/depreciation	33,285,050	(153,156,287)

Net increase (decrease) in net assets resulting from operations	19,389,861	(174,043,512)

Capital Transactions

Proceeds from contributions	110,351,983	277,100,847
Fair value of withdrawals	(68,474,546)	(388,731,499)

Net increase (decrease) in net assets derived from capital transactions	41,877,437	(111,630,652)

Net Assets

Total increase (decrease) in net assets	61,267,298	(285,674,164)
Beginning of period	344,720,120	630,394,284

End of period	$405,987,418	$344,720,120

Financial Highlights	Master Small Cap Index Series

	Six Months Ended June 30, 2009 (Unaudited)

		Year Ended December 31,

		2008	2007	2006	2005	2004

Total Investment Return

Total investment return	2.75%[1]	(33.57)%	(1.46)%	18.13%	4.63%	18.15%

Ratios to Average Net Assets

Total expenses	0.08%[2]	0.08%	0.06%	0.07%	0.08%	0.08%

Total expenses after fees waived and fees paid indirectly	0.07%[2]	0.07%	0.06%	0.07%	0.07%	0.08%

Net investment income	1.13%[2]	1.60%	1.69%	1.55%	1.17%	1.11%

Supplemental Data

Net assets, end of period (000)	$405,987	$344,720	$630,394	$561,373	$370,145	$365,661

Portfolio turnover	16%	42%	26%	40%	37%	38%

[1]	Aggregate total investment return.
[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	25

Notes to Financial Statements (Unaudited)	Master Small Cap Index Series

1. Organization and Significant Accounting Policies:

Master Small Cap Index Series (the “Series”), a non-diversified management investment company, is part of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Master LLC’s Board of Directors (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Series values its investments in Cash Sweep Series and Money Market Series, each a series of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Series may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. The Series may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: The Series is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Series’ US federal tax returns remain open for the four years ended December 31, 2008. The statutes of limitations on the Series’ state

26	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Notes to Financial Statements (continued)	Master Small Cap Index Series

and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets — an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Series’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Series may engage in various portfolio investment strategies both to increase the return of the Series and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Series may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Series and its counterparty. The ISDA allows the Series to offset with its counterparty the Series derivative financial instruments’ payables and/or receivables with collateral held. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.

The Series is subject to equity risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Derivatives Not Accounted for as Hedging Instruments Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133,”Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of June 30, 2009*

Liability Derivatives

	Balance Sheet Location	Value

Equity contracts**	Net unrealized appreciation/ depreciation	$ 53,505

*	For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the period ended June 30, 2009.

**	Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments.

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended June 30, 2009

Net Realized Gain From Derivatives Recognized in Income

Financial Futures Contracts

Equity contracts	$1,608,381

Net Change in Unrealized Depreciation on Derivatives Recognized in Income

Financial Futures Contracts

Equity contracts	$(2,428,447)

3. Investment Advisory Agreement and Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	27

Notes to Financial Statements (concluded)	Master Small Cap Index Series

0.01% of the average daily net assets of the Series. However, the Manager has entered into a contract with the Master LLC, on behalf of the Series that provides that the advisory fee for the Series, when combined with the administration fees of a certain feeder fund, will not exceed a specified amount. No fees are currently being waived for the Series. This arrangement has a one-year term and is renewable.

The Manager has entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive its fees or reimburse expenses so that the total operating expenses incurred by the Series will not exceed 0.08% of the Series’ average daily net assets. This arrangement has a one-year term and is renewable. For the six months ended June 30, 2009, the Manager waived $8,779, which is included in fees waived by advisor in the Statement of Operations.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager indirectly through is investment in affiliated money market funds. For the six months ended June 30, 2009, the Manager waived $2,503, which is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

For the six months ended June 30, 2009, the Series reimbursed the Manager $3,105 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent fee based on a share of the revenue derived from the securities lending activities. The Master LLC has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Master LLC and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2009, BIM received $61,598 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, or its affiliates. The Series reimburses the Manager for its allocated share of compensation paid to the Master LLC’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $125,679,260 and $53,523,249, respectively.

5. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the six months ended June 30, 2009.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series have unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities.

The Series invests a significant portion of its assets in the financial services sector. Please see the Summary Schedule of Investments for these securities. Changes in economic conditions affecting the financial services sector would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

28	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met on April 16, 2009 and May 21 – 22, 2009 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Small Cap Index Series (the “Master Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”) with respect to the Master Portfolio. BlackRock Small Cap Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), currently invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement. The Fund does not require investment advisory services since all investments are made at the Master Portfolio level.

The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For ease and clarity of presentation, the Board of Directors of the Master LLC and the Board of Directors of the Corporation, each of which are comprised of the same thirteen individuals, are herein referred to individually as a “Board” and collectively as the “Boards” and the members of the Boards are referred to as the “Board Members.”

Activities and Composition of the Boards

Each Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Boards are each Independent Board Members. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight and Contract Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the Fund and/or the Master Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

Throughout the year, the Boards, acting directly and through their committees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and/or the Master Portfolio and their shareholders. Among the matters the Boards considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund and/or the Master Portfolio for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund and/or Master Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s and the Master Portfolio’s investment objective, policies and restrictions; (e) each of the Corporation’s and the Master LLC’s compliance with its respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality; (j) BlackRock’s implementation of the Corporation’s and the Master LLC’s respective valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meeting, the Boards requested and received materials specifically relating to the Agreements. The Boards are engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Fund and/or the Master Portfolio to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 16, 2009, the Boards reviewed materials relating to their consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Boards presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21 – 22, 2009 Board meeting.

At an in-person meeting held on May 21 – 22, 2009, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	29

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2010. The Board Members of the Corporation present at the meeting, including the Independent Board Members present at the meeting, also considered the continuation of the Agreements and found the Agreements to be satisfactory. The Boards considered all factors they believed relevant with respect to the Fund and/or the Master Portfolio, as applicable, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and the Master Portfolio and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund and the Master Portfolio; (d) economies of scale; and (e) other factors.

The Boards also considered other matters they deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Boards’ review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Boards, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund and the Master Portfolio. Throughout the year, the Boards compared Fund performance to the performance of a comparable group of mutual funds, and the performance of at least one relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Boards also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed a general description of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the Fund and the Master Portfolio. BlackRock and its affiliates provide the Fund and the Master Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund and the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Fund and the Master Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Fund and the Master Portfolio with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund and the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund, the Master Portfolio and BlackRock: The Boards, including the Independent Board Members, also reviewed and considered the performance history of the Fund and the Master Portfolio. In preparation for the April 16, 2009 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The Boards regularly review the performance of the Fund and the Master Portfolio throughout the year. The Boards attach more importance to performance over relatively long periods of time, typically three to five years.

The Boards noted that, in general, the Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund and the Master Portfolio: The Boards, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rates compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other comparable funds. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund and the Master Portfolio. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund and/or the

30	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

Master Portfolio. The Boards reviewed BlackRock’s profitability with respect to the Master Portfolio and each fund the Boards currently oversee for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Boards reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Boards considered BlackRock’s operating margin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Boards considered the cost of the services provided to the Fund and the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of the Fund and the Master Portfolio. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards.

The Boards noted that the contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Fund’s Peers. The Boards noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Master Portfolio’s total net expenses and has voluntarily agreed to waive fees or reimburse expenses to limit the Fund’s total net expenses on a class basis. The Boards further noted that BlackRock has contractually agreed to waive or reimburse advisory and/or administration fees for the Fund/Master Portfolio. No fees were waived pursuant to this agreement.

D. Economies of Scale: The Boards, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund and the Master Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund and the Master Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Master Portfolio. The Boards considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Boards also took into account other ancillary or “fallout” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Fund and the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund and the Master Portfolio, including for administrative, transfer agency and distribution services. The Boards also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and Sub-Advisor with respect to the Master Portfolio for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board Members of the Corporation present at the meeting, including the Independent Board Members present at the meeting, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	31

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund/Master LLC President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund/Master LLC
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian
State Street Bank and Trust Company
North Quincy, MA 02171

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Fund and Master LLC retired. The Fund’s and Master LLC’s Board of Directors wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Fund and Master LLC, and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Fund and Master LLC.

32	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)   Access the BlackRock website at
http://www.blackrock.com/edelivery

2)   Click on the applicable link and follow the steps to sign up

3)   Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	33

Additional Information (concluded)

General Information (concluded)

Availability of Proxy Voting Record

Information on how the Fund/Master LLC votes proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

34	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2009	35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 3-6/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) Schedule of Investments – Master Small Cap Index Series.

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Advertising Agencies - 0.5%	AMREP Corp. (a)	700	$7,721
	Arbitron, Inc.	14,258	226,559
	Constant Contact, Inc. (a)	13,200	261,888
	DG FastChannel, Inc. (a)	9,600	175,680
	Harte-Hanks, Inc.	19,600	181,300
	Marchex, Inc. Class B	10,500	35,385
	National CineMedia, Inc.	22,470	309,187
	Travelzoo, Inc. (a)	3,600	39,420
	Valassis Communications, Inc. (a)	26,200	160,082
	ValueClick, Inc. (a)	46,880	493,178

			1,890,400

Aerospace - 1.4%	AAR Corp. (a)	20,668	331,721
	AeroVironment, Inc. (a)	7,000	216,020
	Argon ST, Inc. (a)	7,200	148,104
	Astronics Corp. (a)	4,600	47,794
	Axsys Technologies, Inc. (a)	5,100	273,564
	Ceradyne, Inc. (a)	13,750	242,825
	Cubic Corp.	8,252	295,339
	Curtiss-Wright Corp.	24,068	715,542
	Ducommun, Inc.	5,600	105,224
	Esterline Technologies Corp. (a)	15,741	426,109
	GenCorp, Inc. (a)	29,171	55,717
	Heico Corp.	12,426	450,567
	Herley Industries, Inc. (a)	7,100	77,887
	Kaman Corp. Class A	13,694	228,690
	LMI Aerospace, Inc. (a)	4,400	44,528
	Ladish Co., Inc. (a)	8,500	110,245
	Moog, Inc. Class A (a)	23,113	596,547
	Orbital Sciences Corp. (a)	30,635	464,733
	Teledyne Technologies, Inc. (a)	19,134	626,639
	Triumph Group, Inc.	8,879	355,160

			5,812,955

Agriculture, Fishing & Ranching - 0.5%	AgFeed Industries, Inc. (a)(b)	15,800	93,694
	Alico, Inc.	1,800	54,036
	The Andersons, Inc.	9,700	290,418
	Cadiz, Inc. (a)	6,100	58,743
	Cal-Maine Foods, Inc. (b)	7,400	184,704
	Calavo Growers, Inc.	5,500	109,065
	China Green Agriculture, Inc. (a)	3,900	31,551
	Fresh Del Monte Produce, Inc. (a)	21,700	352,842
	HQ Sustainable Maritime Industries, Inc. (a)	4,400	40,260
	Sanderson Farms, Inc.	10,850	488,250
	Seaboard Corp.	172	192,984

			1,896,547

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Air Transport - 0.9%	Air Transport Services Group, Inc. (a)	27,800	$64,496
	AirTran Holdings, Inc. (a)	64,120	396,903
	Alaska Air Group, Inc. (a)(c)	19,898	363,337
	Allegiant Travel Co. (a)(b)	8,200	325,048
	Atlas Air Worldwide Holdings, Inc. (a)	9,400	217,986
	Bristow Group, Inc. (a)	15,485	458,821
	Hawaiian Holdings, Inc. (a)	27,500	165,550
	JetBlue Airways Corp. (a)(b)	122,100	521,367
	PHI, Inc. (a)	7,200	123,408
	Republic Airways Holdings, Inc. (a)	18,400	120,152
	SkyWest, Inc.	30,500	311,100
	UAL Corp. (a)(b)	76,400	243,716
	US Airways Group, Inc. (a)	67,100	163,053

			3,474,937

Alternative Energy - 0.3%	Clean Energy Fuels Corp. (a)(b)	16,700	143,787
	Comverge, Inc. (a)	9,600	116,160
	EnerNOC, Inc. (a)	6,200	134,354
	Evergreen Energy, Inc. (a)(b)	65,200	63,896
	Green Plains Renewable Energy (a)	6,100	39,955
	Syntroleum Corp. (a)	36,900	81,549
	TGC Industries Inc. (a)	8,300	40,421
	US Geothermal, Inc. (a)	33,200	47,144
	USEC, Inc. (a)	61,259	325,898

			993,164

Aluminum - 0.1%	Century Aluminum Co. (a)	25,300	157,619
	Kaiser Aluminum Corp.	8,200	294,462

			452,081

Asset Management & Custodian - 0.9%	Allied Capital Corp.	94,700	329,556
	American Capital Ltd.	117,200	376,212
	Ampal-American Israel Corp. Class A (a)	9,400	22,936
	Apollo Investment Corp. (b)	77,046	462,276
	Ares Capital Corp.	51,972	418,894
	Calamos Asset Management, Inc. Class A	10,900	153,799
	Capital Southwest Corp.	1,600	115,760
	Cohen & Steers, Inc.	9,200	137,540
	Diamond Hill Investments Group	1,200	48,216
	Epoch Holding Corp.	5,300	45,792
	Fifth Street Finance Corp.	11,200	112,448
	GAMCO Investors, Inc. Class A	3,996	193,806
	Harris & Harris Group, Inc. (a)	13,800	80,454
	JMP Group, Inc.	8,700	66,903
	Kohlberg Capital Corp.	9,200	58,144
	MCG Capital Corp. (a)	39,300	95,499
	MVC Capital, Inc.	11,600	98,136
	NGP Capital Resources Co.	11,523	67,640

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	National Financial Partners Corp.	21,200	$155,184
	Oppenheimer Holdings, Inc.	5,400	114,318
	Pzena Investment Management, Inc. Class A	4,100	31,078
	Resource America, Inc. Class A	5,449	29,316
	TICC Capital Corp.	15,900	70,119
	Teton Advisors, Inc. (a)	53	121
	U.S. Global Investors, Inc.	6,900	63,894
	Virtus Investment Partners, Inc. (a)	3,135	46,053
	Westwood Holdings Group, Inc.	2,800	117,068

			3,511,162

Auto Parts - 0.4%	ATC Technology Corp. (a)	11,143	161,573
	American Axle & Manufacturing Holdings, Inc.	23,700	81,528
	Amerigon, Inc. (a)	11,400	69,540
	ArvinMeritor, Inc.	39,300	172,527
	China Automotive Systems. Inc. (a)	3,400	18,700
	Dana Holding Corp. (a)	48,700	62,336
	Dorman Products, Inc. (a)	5,600	77,448
	Exide Technologies (a)	25,000	93,250
	Fuel Systems Solutions, Inc. (a)(b)	6,700	135,273
	Lear Corp. (a)	29,380	14,690
	Standard Motor Products, Inc.	9,300	76,911
	Stoneridge, Inc. (a)	8,100	38,880
	Superior Industries International, Inc.	12,399	174,826
	Tenneco, Inc. (a)	25,300	268,180
	U.S. Auto Parts Network, Inc. (a)	4,100	15,457
	Wonder Auto Technology, Inc. (a)	7,800	79,014

			1,540,133

Auto Services - 0.1%	Cooper Tire & Rubber Co.	31,500	312,480
	Titan International, Inc.	18,749	140,055

			452,535

Banks: Diversified - 6.1%	1st Source Corp.	7,884	136,157
	Alliance Financial Corp.	2,500	70,900
	American National Bankshares, Inc.	3,000	57,840
	Ameris Bancorp	7,300	46,136
	Ames National Corp.	3,300	80,553
	Arrow Financial Corp.	4,800	129,600
	Auburn National Bancorporation	1,100	31,350
	BancFirst Corp.	3,190	110,310
	Banco Latinoamericano de Comercio Exterior SA	14,600	181,478
	Bancorp Rhode Island, Inc.	1,900	37,449
	The Bancorp, Inc. (a)	6,900	41,400
	Bank of Kentucky Financial Corp.	1,500	42,000
	Bank of Marin Bancorp	3,100	83,545
	Bank of the Ozarks, Inc. (b)	6,600	142,758
	Banner Corp.	8,413	32,138

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Bar Harbor Bankshares	1,900	$58,615
	Boston Private Financial Holdings, Inc.	37,533	168,148
	Bridge Bancorp, Inc.	3,600	97,992
	Bryn Mawr Bank Corp.	3,300	62,271
	CNB Financial Corp.	4,300	60,931
	CVB Financial Corp. (b)	35,665	212,920
	California First National Bancorp	600	6,840
	Camden National Corp.	4,100	139,523
	Cape Bancorp, Inc. (a)	5,800	50,054
	Capital City Bank Group, Inc. (b)	6,221	104,824
	Cardinal Financial Corp.	15,000	117,450
	Cathay General Bancorp (b)	26,444	251,482
	Center Bancorp, Inc.	5,400	44,010
	Centerstate Banks, Inc.	4,400	32,648
	Central Pacific Financial Corp.	15,148	56,805
	Century Bancorp, Inc. Class A	2,400	44,256
	Chemical Financial Corp.	10,848	215,984
	Chicopee Bancorp, Inc. (a)	3,100	40,207
	Citizens & Northern Corp.	4,800	98,736
	Citizens Banking Corp. (a)	66,287	47,064
	Citizens Holding Co.	2,400	74,880
	City Holding Co.	8,493	257,847
	CoBiz Financial, Inc.	10,126	64,908
	The Colonial BancGroup, Inc. (b)	108,400	67,208
	Columbia Banking System, Inc.	9,741	99,650
	Community Bank System, Inc.	17,500	254,800
	Community Trust Bancorp, Inc.	8,123	217,290
	Danvers Bancorp, Inc.	9,300	125,085
	Eagle Bancorp, Inc.	6,200	54,374
	East-West Bancorp, Inc.	34,200	221,958
	Enterprise Bancorp, Inc.	3,400	40,120
	Enterprise Financial Services Corp.	5,800	52,722
	F.N.B. Corp.	49,297	305,148
	Farmers Capital Bank Corp.	3,400	85,578
	Financial Institutions, Inc.	5,800	79,228
	First BanCorp, Puerto Rico (b)	44,300	174,985
	First Bancorp, Inc.	4,600	89,562
	First Bancorp, North Carolina	7,536	118,164
	First Busey Corp. (b)	13,314	97,858
	First Commonwealth Financial Corp.	45,040	285,554
	First Community Bancshares, Inc.	5,094	65,407
	First Financial Bancorp	19,987	150,302
	First Financial Bankshares, Inc.	11,353	571,737
	First Financial Corp.	6,644	209,818
	First Merchants Corp.	11,246	90,305
	First Midwest Bancorp, Inc.	26,000	190,060
	First South Bancorp, Inc.	4,400	51,040

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The First of Long Island Corp.	3,300	$76,362
	FirstMerit Corp.	44,412	754,116
	German American Bancorp, Inc.	6,600	95,106
	Glacier Bancorp, Inc. (b)	32,964	486,878
	Guaranty Bancorp (a)	28,100	53,671
	Hampton Roads Bankshares, Inc.	9,300	76,725
	Hancock Holding Co.	12,454	404,630
	Harleysville National Corp.	23,036	108,269
	Heartland Financial USA, Inc. (b)	6,900	98,532
	Home Bancshares, Inc.	7,360	140,134
	IBERIABANK Corp.	8,550	336,956
	Independent Bank Corp./MA	10,845	213,647
	International Bancshares Corp. (b)	28,510	293,938
	Investors Bancorp, Inc. (a)	24,100	220,756
	Lakeland Bancorp, Inc.	10,605	95,339
	Lakeland Financial Corp.	6,400	121,600
	MB Financial, Inc.	18,883	192,418
	MainSource Financial Group, Inc.	10,719	79,535
	Merchants Bancshares, Inc.	3,000	66,570
	Meridian Interstate Bancorp, Inc. (a)	4,800	35,760
	Metro Bancorp, Inc. (a)	2,600	50,076
	MidSouth Bancorp, Inc.	2,900	48,720
	NASB Financial, Inc.	1,800	51,480
	NBT Bancorp, Inc.	18,213	395,404
	Nara Bancorp, Inc.	12,300	63,714
	National Bankshares, Inc.	4,100	98,400
	National Penn Bancshares, Inc.	43,965	202,679
	Northeast Community Bancorp	2,700	21,897
	Northrim Bancorp Inc.	3,900	54,288
	Norwood Financial Corp.	900	28,224
	Ohio Valley Banc Corp.	2,000	58,680
	Old National Bancorp	35,495	348,561
	Old Point Financial Corp.	900	16,650
	Old Second Bancorp, Inc. (b)	7,322	43,200
	Oriental Financial Group	12,918	125,305
	Orrstown Financial Service, Inc.	3,000	111,720
	PacWest Bancorp	12,511	164,645
	Pacific Capital Bancorp	24,962	53,419
	Pacific Continental Corp.	6,300	76,419
	Park National Corp. (b)	5,915	334,079
	Peapack-Gladstone Financial Corp.	4,400	84,876
	Penns Woods Bancorp, Inc.	1,900	55,366
	Peoples Bancorp, Inc.	5,510	93,946
	Peoples Financial Corp.	2,600	49,400
	Pinnacle Financial Partners, Inc. (a)	12,900	171,828
	Porter Bancorp, Inc.	2,000	30,300

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	PremierWest Bancorp	10,765	$36,493
	PrivateBancorp, Inc.	18,996	422,471
	Prosperity Bancshares, Inc.	24,500	730,835
	Provident Financial Services, Inc.	31,958	290,818
	Renasant Corp.	11,298	169,696
	Republic Bancorp, Inc. Class A	4,854	109,652
	Republic First Bancorp, Inc. (a)	4,800	37,440
	Rockville Financial, Inc.	4,400	48,180
	Roma Financial Corp.	4,200	53,508
	S&T Bancorp, Inc. (b)	12,563	152,766
	SCBT Financial Corp.	6,063	143,632
	SVB Financial Group (a)	17,500	476,350
	SY Bancorp, Inc.	5,730	138,494
	Sandy Spring Bancorp, Inc.	8,714	128,096
	Santander BanCorp (a)	1,903	13,245
	Shore Bancshares, Inc.	4,300	77,142
	Sierra Bancorp	3,900	49,257
	Signature Bank (a)	18,800	509,856
	Simmons First National Corp. Class A	7,400	197,728
	Smithtown Bancorp, Inc.	7,500	95,925
	The South Financial Group, Inc.	45,600	54,264
	Southside Bancshares, Inc.	6,666	152,451
	Southwest Bancorp, Inc.	7,700	75,152
	State Bancorp, Inc.	7,700	58,212
	StellarOne Corp.	12,100	156,695
	Sterling Bancorp	9,716	81,129
	Sterling Bancshares, Inc.	44,014	278,609
	Sterling Financial Corp.	28,043	81,605
	Suffolk Bancorp	5,100	130,764
	Sun Bancorp, Inc. (a)	7,314	37,887
	Susquehanna Bancshares, Inc.	46,156	225,703
	Texas Capital Bancshares, Inc. (a)	19,561	302,609
	Tompkins Trustco, Inc.	4,640	222,488
	Tower Bancorp, Inc.	1,700	59,755
	Towne Bank (b)	11,200	156,800
	Trico Bancshares	7,278	112,809
	TrustCo Bank Corp. NY	40,761	240,898
	Trustmark Corp. (b)	31,227	603,306
	UCBH Holdings, Inc. (b)	61,900	77,994
	UMB Financial Corp.	17,152	651,948
	Umpqua Holdings Corp. (b)	32,180	249,717
	Union Bankshares Corp.	6,850	102,545
	United Bankshares, Inc. (b)	20,800	406,432
	United Community Banks, Inc. (b)	22,869	136,985
	United Security Bancshares	3,600	78,840
	Univest Corp. of Pennsylvania	6,650	134,729

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Washington Banking Co.	6,100	$57,462
	Washington Trust Bancorp, Inc.	7,500	133,725
	Webster Financial Corp.	27,700	222,985
	WesBanco, Inc.	11,763	171,034
	West Bancorp., Inc.	8,900	44,500
	Westamerica Bancorp. (b)	15,583	773,073
	Western Alliance Bancorp (a)	25,500	174,420
	Wilber Corp.	2,700	29,970
	Wilshire Bancorp, Inc.	10,300	59,225
	Wintrust Financial Corp.	12,800	205,824
	Yardkin Valley Financial Corp.	8,600	59,426

			24,697,734

Banks: Savings, Thrift & Mortgage Lending- 1.1%	Abington Bancorp, Inc.	11,680	92,973
	Astoria Financial Corp.	46,700	400,686
	Bank Mutual Corp.	25,338	220,947
	BankFinancial Corp.	10,600	93,916
	Beneficial Mutual Bancorp, Inc. (a)	17,200	165,120
	Berkshire Hills Bancorp, Inc.	7,200	149,616
	Brookline Bancorp, Inc.	32,687	304,643
	Brooklyn Federal Bancorp, Inc.	2,400	27,000
	Clifton Savings Bancorp, Inc.	4,600	49,496
	Dime Community Bancshares, Inc.	14,949	136,185
	Doral Financial Corp. (a)	2,900	7,250
	ESB Financial Corp.	4,600	60,352
	ESSA Bancorp, Inc.	8,300	113,461
	First Defiance Financial Corp.	4,900	63,700
	First Financial Holdings, Inc.	6,326	59,464
	First Financial Northwest, Inc.	10,600	82,892
	First Financial Service Corp.	2,600	45,266
	Flagstar Bancorp, Inc. (a)	35,850	24,378
	Flushing Financial Corp.	11,475	107,291
	Fox Chase Bancorp, Inc. (a)	2,900	27,811
	Great Southern Bancorp, Inc.	5,200	106,860
	Heritage Financial Corp.	3,600	41,616
	Heritage Financial Group	2,000	17,140
	Home Bancorp, Inc. (a)	4,400	52,536
	Home Federal Bancorp, Inc.	8,500	86,615
	K Fed Bancorp	1,700	15,606
	Kearny Financial Corp.	8,900	101,816
	Kentucky First Federal Banco	2,500	30,375
	Legacy Bancorp, Inc./MA	3,600	39,960
	NewAlliance Bancshares, Inc.	56,800	653,200
	Northfield Bancorp, Inc.	9,600	111,552
	Northwest Bancorp, Inc.	8,967	169,118
	OceanFirst Financial Corp.	4,900	58,653
	Ocwen Financial Corp. (a)	19,565	253,758

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Oritani Financial Corp.	4,700	$64,437
	Provident New York Bancorp	17,189	139,575
	Prudential Bancorp, Inc. of Pennsylvania	2,900	34,249
	United Financial Bancorp, Inc.	9,100	125,762
	ViewPoint Financial Group	5,116	77,917
	WSFS Financial Corp.	3,291	89,877
	Waterstone Financial, Inc. (a)	3,000	8,910
	Westfield Financial, Inc.	16,712	151,411

			4,663,390

Beverage: Brewers & Distillers - 0.0%	Boston Beer Co., Inc. Class A (a)	4,700	139,073

Beverage: Soft Drinks - 0.1%	Coca-Cola Bottling Co. Consolidated	2,287	126,082
	Diedrich Coffee Inc. (a)	1,400	33,292
	Farmer Bros. Co.	3,120	71,386
	Heckmann Corp. (a)	44,400	166,500
	National Beverage Corp. (a)	4,628	49,288
	Peet’s Coffee & Tea, Inc. (a)	5,800	146,160

			592,708

Biotechnology - 4.2%	AMAG Pharmaceuticals, Inc. (a)(c)	9,060	495,310
	ARYx Therapeutics, Inc. (a)	10,200	42,126
	AVI BioPharma, Inc. (a)	45,200	71,416
	Accelrys, Inc. (a)	14,400	85,104
	Acorda Therapeutics, Inc. (a)	20,300	572,257
	Affymax, Inc. (a)	6,800	125,324
	Albany Molecular Research, Inc. (a)	12,487	104,765
	Allos Therapeutics, Inc. (a)	32,800	271,912
	Alnylam Pharmaceuticals, Inc. (a)(b)	19,300	429,811
	Amicus Therapeutics, Inc. (a)	8,900	101,905
	Arena Pharmaceuticals, Inc. (a)(b)	42,800	213,572
	Ariad Pharmaceuticals, Inc. (a)	46,419	73,806
	Arqule, Inc. (a)	21,400	131,396
	Array Biopharma, Inc. (a)	25,300	79,442
	BioDelivery Sciences International Inc. (a)	6,000	40,020
	BioMimetic Therapeutics, Inc. (a)	6,622	61,187
	Biodel, Inc. (a)	8,600	44,376
	Cardium Therapeutics, Inc. (a)	20,200	37,370
	Celera Corp. (a)	43,200	329,616
	Cell Therapeutics, Inc. (a)	244,200	420,024
	Celldex Therapeutics, Inc. (a)(b)	4,800	37,536
	Cepheid, Inc. (a)	31,000	292,020
	Chelsea Therapeutics International, Inc. (a)	13,900	58,519
	Clinical Data, Inc. (a)	6,098	67,200
	Cornerstone Therapeutics, Inc. (a)	3,100	34,038
	Cougar Biotechnology, Inc. (a)	8,000	343,680

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cubist Pharmaceuticals, Inc. (a)	30,867	$565,792
	Curis, Inc. (a)	31,000	49,290
	Cypress Bioscience, Inc. (a)	20,400	192,168
	Cytokinetics, Inc. (a)	20,000	56,600
	Cytori Therapeutics, Inc. (a)(b)	14,500	52,345
	Discovery Laboratories, Inc. (a)	69,600	71,688
	Dyax Corp. (a)	31,400	67,196
	Emergent Biosolutions, Inc. (a)	9,200	131,836
	Enzo Biochem, Inc. (a)	16,995	75,288
	Enzon Pharmaceuticals, Inc. (a)(b)	24,200	190,454
	Exelixis, Inc. (a)	58,218	283,522
	Facet Biotech Corp. (a)	12,680	117,797
	GTx, Inc. (a)(b)	9,800	90,454
	Genomic Health, Inc. (a)	7,300	126,509
	Geron Corp. (a)(b)	47,629	365,314
	Halozyme Therapeutics, Inc. (a)	33,400	232,798
	Harvard Bioscience, Inc. (a)	15,000	59,250
	Hemispherx Biopharma, Inc. (a)	61,700	156,718
	Human Genome Sciences, Inc. (a)	72,900	208,494
	Idenix Pharmaceuticals, Inc. (a)	13,300	48,944
	Idera Pharmaceuticals, Inc. (a)	11,500	67,390
	ImmunoGen, Inc. (a)	27,300	235,053
	Immunomedics, Inc. (a)	32,100	81,534
	Incyte Corp. (a)	39,824	131,021
	Insmed, Inc. (a)	65,200	65,200
	InterMune, Inc. (a)(b)	20,114	305,733
	Kensey Nash Corp. (a)	4,400	115,324
	Lexicon Genetics, Inc. (a)	42,700	52,948
	Life Sciences Research, Inc. (a)	4,900	35,133
	Ligand Pharmaceuticals, Inc. Class B (a)	62,700	179,322
	MannKind Corp. (a)(b)	27,750	230,603
	Martek Biosciences Corp.	17,700	374,355
	Maxygen, Inc. (a)	13,201	88,711
	Medarex, Inc. (a)	69,600	581,160
	Medivation, Inc. (a)	15,600	349,596
	Metabolix, Inc. (a)	10,100	83,022
	Micromet, Inc. (a)	21,800	108,564
	Molecular Insight Pharmaceuticals, Inc. (a)	9,100	47,047
	Momenta Pharmaceuticals, Inc. (a)	19,500	234,585
	Myriad Pharmaceuticals, Inc. (a)	12,675	58,939
	NPS Pharmaceuticals, Inc. (a)	25,400	118,364
	Nabi Biopharmaceuticals (a)	27,454	66,439
	Nanosphere, Inc. (a)	5,500	27,005
	Nektar Therapeutics (a)	49,500	320,760
	Neurocrine Biosciences, Inc. (a)	20,900	67,507
	Neurogesx, Inc. (a)	6,500	36,660

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Novavax, Inc. (a)	30,900	$101,352
	OncoGenex Pharmaceutical, Inc. (a)	2,000	43,760
	Onyx Pharmaceuticals, Inc. (a)	30,520	862,495
	Opko Health, Inc. (a)	22,900	40,533
	Orexigen Therapeutics, Inc. (a)	10,600	54,378
	Osiris Therapeutics, Inc. (a)(b)	8,700	116,841
	OxiGene, Inc. (a)	17,500	38,150
	PDL BioPharma, Inc.	63,900	504,810
	Pharmasset, Inc. (a)	10,700	120,375
	Poniard Pharmaceuticals, Inc. (a)	13,700	81,789
	Progenics Pharmaceuticals, Inc. (a)	14,300	73,645
	Protalix BioTherapeutics, Inc. (a)	20,060	90,671
	RTI Biologics, Inc. (a)	28,300	121,407
	Regeneron Pharmaceuticals, Inc. (a)	33,519	600,660
	Repligen Corp. (a)	16,400	90,200
	Repros Therapeutics, Inc. (a)	4,500	32,355
	Rigel Pharmaceuticals, Inc. (a)	19,670	238,400
	Sangamo Biosciences, Inc. (a)	22,000	108,680
	Savient Pharmaceuticals, Inc. (a)	32,528	450,838
	Seattle Genetics, Inc. (a)	37,800	367,416
	Sequenom, Inc. (a)(b)	31,800	124,338
	StemCells, Inc. (a)	52,600	89,420
	Sucampo Pharmaceuticals, Inc. Class A (a)	5,000	30,850
	Synta Pharmaceuticals Corp. (a)	8,700	20,097
	Theravance, Inc. (a)	28,500	417,240
	Vanda Pharmaceuticals, Inc. (a)	13,900	163,603
	ViroPharma, Inc. (a)	41,400	245,502
	ZymoGenetics, Inc. (a)	19,700	90,620

			17,088,589

Building Materials - 0.9%	Acuity Brands, Inc.	22,160	621,588
	Ameron International Corp.	4,900	328,496
	BlueLinx Holdings, Inc. (a)	5,600	16,800
	Builders FirstSource, Inc. (a)(b)	8,600	35,776
	Gibraltar Industries, Inc.	14,434	99,162
	Griffon Corp. (a)	22,355	185,994
	Headwaters, Inc. (a)	22,646	76,091
	LSI Industries, Inc.	10,012	54,565
	Louisiana-Pacific Corp. (a)	55,500	189,810
	NCI Building Systems, Inc. (a)(b)	10,568	27,900
	Orion Energy Systems, Inc. (a)	8,900	33,375
	Quanex Building Products Corp.	20,110	225,634
	Simpson Manufacturing Co., Inc. (b)	20,832	450,388
	Texas Industries, Inc. (b)	12,805	401,565
	Trex Co., Inc. (a)	8,209	109,754
	Watsco, Inc.	12,665	619,698

			3,476,596

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Building: Climate Control - 0.2%	Aaon, Inc.	6,650	$132,468
	Comfort Systems USA, Inc.	21,000	215,250
	Interline Brands, Inc. (a)	17,400	238,032

			585,750

Building: Roofing, Wallboard & Plumbing - 0.1%	Beacon Roofing Supply, Inc. (a)	24,650	356,439

Cable Television Services - 0.1%	Knology, Inc. (a)	15,100	130,313
	Mediacom Communications Corp. Class A (a)	21,100	107,821

			238,134

Casinos & Gambling - 0.5%	Ameristar Casinos, Inc.	13,700	260,711
	Bally Technologies, Inc. (a)	29,000	867,680
	Dover Downs Gaming & Entertainment, Inc.	7,605	35,363
	Isle of Capri Casinos, Inc. (a)	8,575	114,219
	Lakes Entertainment, Inc. (a)	11,200	32,592
	Monarch Casino & Resort, Inc. (a)	4,800	35,040
	Multimedia Games, Inc. (a)	15,600	77,376
	Pinnacle Entertainment, Inc. (a)	32,094	298,153
	Shuffle Master, Inc. (a)	28,700	189,707
	Youbet.com, Inc. (a)	14,700	48,510

			1,959,351

Cement - 0.0%	U.S. Concrete, Inc. (a)	17,800	35,244

Chemicals: Diversified - 1.5%	Aceto Corp.	13,200	88,044
	American Vanguard Corp.	9,933	112,242
	Arch Chemicals, Inc.	13,756	338,260
	Balchem Corp.	9,800	240,296
	Calgon Carbon Corp. (a)	29,701	412,547
	Hawkins, Inc.	4,500	101,610
	ICO, Inc. (a)	14,700	39,984
	Innophos Holdings, Inc.	9,290	156,908
	Innospec, Inc.	12,600	135,450
	LSB Industries, Inc. (a)	9,200	148,764
	Landec Corp. (a)	15,100	102,529
	NewMarket Corp.	5,300	356,849
	OM Group, Inc. (a)	16,300	473,026
	Olin Corp.	41,314	491,223
	Omnova Solutions, Inc. (a)	25,500	83,130
	PolyOne Corp. (a)	49,367	133,785
	Polypore International, Inc. (a)	12,700	141,224
	Quaker Chemical Corp.	5,900	78,411
	Rockwood Holdings, Inc. (a)	26,800	392,352
	Schulman A, Inc.	11,906	179,900
	Sensient Technologies Corp.	26,057	588,106
	ShengdaTech, Inc. (a)	15,000	56,550
	Solutia, Inc. (a)	49,385	284,458

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Stepan Co.	4,155	$183,485
	W.R. Grace & Co. (a)	38,600	477,482
	Westlake Chemical Corp.	10,300	210,017
	Zep, Inc.	11,480	138,334

			6,144,966

Coal - 0.2%	International Coal Group, Inc. (a)(b)	46,300	132,418
	James River Coal Co. (a)	14,800	223,924
	Patriot Coal Corp. (a)	35,100	223,938
	Westmoreland Coal Co. (a)	5,200	42,120

			622,400

Commercial Finance & Mortgage Companies - 0.1%	Financial Federal Corp.	14,200	291,810
	Medallion Financial Corp.	7,900	60,435
	NewStar Financial, Inc. (a)	12,700	24,257

			376,502

Commercial Services - 3.3%	ABM Industries, Inc. (c)	24,370	440,366
	AMN Healthcare Services, Inc. (a)	17,805	113,595
	APAC Customer Services, Inc. (a)	14,800	75,924
	Administaff, Inc.	11,261	262,043
	The Advisory Board Co. (a)	8,400	215,880
	Barrett Business Services, Inc.	3,700	38,850
	CBIZ, Inc. (a)	23,453	166,985
	CDI Corp.	6,601	73,601
	COMSYS IT Partners, Inc. (a)	7,700	45,045
	CRA International, Inc. (a)	5,800	161,008
	CoStar Group, Inc. (a)	10,650	424,616
	Compass Diversified Holdings	12,500	101,125
	Cornell Cos., Inc. (a)	5,800	94,018
	Corporate Executive Board Co.	18,700	388,212
	Cross Country Healthcare, Inc. (a)	16,500	113,355
	Diamond Management & Technology Consultants, Inc.	11,600	48,720
	Dice Holdings, Inc. (a)	7,800	36,270
	DynCorp. International, Inc. (a)	13,000	218,270
	ExlService Holdings, Inc. (a)	8,000	89,680
	Exponent, Inc. (a)	7,304	179,021
	First Advantage Corp. Class A (a)	5,400	82,134
	Forrester Research, Inc. (a)	8,381	205,754
	G&K Services, Inc. Class A	9,877	208,899
	GP Strategies Corp. (a)	7,600	44,764
	The Geo Group, Inc. (a)	27,300	507,234
	Global Sources Ltd. (a)	8,597	61,984
	Health Grades, Inc. (a)	11,600	45,356
	Healthcare Services Group, Inc.	23,137	413,690
	Heidrick & Struggles International, Inc.	9,058	165,309
	Huron Consulting Group, Inc. (a)	11,500	531,645
	ICF International, Inc. (a)	5,000	137,950

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	ICT Group, Inc. (a)	4,700	$41,031
	Innodata Corp. (a)	13,000	56,940
	inVentiv Health, Inc. (a)	17,900	242,187
	Kelly Services, Inc. Class A	13,968	152,950
	Kforce, Inc. (a)	15,800	130,666
	Korn/Ferry International (a)	24,268	258,212
	Liquidity Services, Inc. (a)	7,800	76,908
	LoopNet, Inc. (a)	9,900	76,725
	MAXIMUS, Inc.	9,404	387,915
	MPS Group, Inc. (a)	49,405	377,454
	Mac-Gray Corp. (a)	6,600	87,384
	Navigant Consulting, Inc. (a)	26,423	341,385
	On Assignment, Inc. (a)	19,000	74,290
	PHH Corp. (a)(b)	29,064	528,384
	Primoris Services Corp.	3,800	28,196
	Resources Connection, Inc. (a)	24,032	412,629
	Rollins, Inc.	23,453	405,971
	SYKES Enterprises, Inc. (a)	18,561	335,768
	Schawk, Inc.	8,000	60,080
	Spherion Corp. (a)	27,729	114,243
	Standard Parking Corp. (a)	4,000	65,160
	Startek, Inc. (a)	7,200	57,744
	TeleTech Holdings, Inc. (a)	16,789	254,353
	Tetra Tech, Inc. (a)	32,031	917,688
	TrueBlue, Inc. (a)	23,422	196,745
	Unifirst Corp.	7,500	278,775
	Viad Corp.	11,000	189,420
	Volt Information Sciences, Inc. (a)	6,438	40,366
	Watson Wyatt Worldwide, Inc.	22,715	852,494
	World Fuel Services Corp.	15,800	651,434

			13,384,800

Commercial Services:	Aircastle Ltd.	25,100	184,485
Rental & Leasing - 0.4%	CAI International, Inc. (a)	4,800	24,480
	Electro Rent Corp.	9,553	90,658
	H&E Equipment Services, Inc. (a)	14,100	131,835
	McGrath RentCorp	12,710	242,253
	Mobile Mini, Inc. (a)	19,442	285,214
	RSC Holdings, Inc. (a)	25,200	169,344
	TAL International Group, Inc.	7,700	83,930
	United Rentals, Inc. (a)	32,200	208,978
	Willis Lease Finance Corp. (a)	3,100	40,672

			1,461,849

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Commercial Vehicles & Parts - 0.2%	Force Protection, Inc. (a)	37,400	$330,616
	Miller Industries, Inc. (a)	5,800	51,040
	Modine Manufacturing Co.	17,594	84,451
	Spartan Motors, Inc.	17,200	194,876

			660,983

Communications Technology - 3.4%	3Com Corp. (a)	209,800	988,158
	AboveNet, Inc. (a)	3,300	267,234
	Acme Packet, Inc. (a)	21,500	217,580
	Adtran, Inc.	29,500	633,365
	Airvana, Inc. (a)	11,200	71,344
	Anaren, Inc. (a)	7,722	136,524
	Anixter International, Inc. (a)	15,772	592,869
	Aruba Networks, Inc. (a)	32,300	282,302
	Avocent Corp. (a)	23,650	330,154
	Bel Fuse, Inc.	5,459	87,562
	BigBand Networks, Inc. (a)	17,500	90,475
	Black Box Corp.	9,388	314,216
	Comtech Telecommunications Corp. (a)	14,925	475,809
	Digi International, Inc. (a)	13,200	128,700
	DigitalGlobe, Inc. (a)	8,300	159,360
	EMS Technologies, Inc. (a)	8,200	171,380
	Echelon Corp. (a)	18,213	154,446
	Emulex Corp. (a)	44,400	434,232
	Extreme Networks, Inc. (a)	47,500	95,000
	GSI Technology, Inc. (a)	8,700	33,582
	GeoEye, Inc. (a)	9,900	233,244
	Globecomm Systems, Inc. (a)	11,100	79,809
	Harmonic, Inc. (a)	51,196	301,544
	Harris Stratex Networks, Inc. Class A (a)	31,750	205,740
	Hughes Communications, Inc. (a)	4,700	107,301
	Infinera Corp. (a)	44,100	402,633
	InterDigital, Inc. (a)(b)	23,700	579,228
	Ixia (a)	15,429	103,991
	KVH Industries, Inc. (a)	6,900	47,127
	Loral Space & Communications Ltd. (a)	5,800	149,350
	NETGEAR, Inc. (a)	18,500	266,585
	Network Equipment Technologies, Inc. (a)	17,200	73,272
	Novatel Wireless, Inc. (a)	16,700	150,634
	Oplink Communications, Inc. (a)	10,902	124,283
	PC-Tel, Inc. (a)	10,300	55,105
	Plantronics, Inc.	25,899	489,750
	Polycom, Inc. (a)	44,800	908,096
	Power-One, Inc. (a)	41,200	61,388
	Riverbed Technology, Inc. (a)	29,400	681,786
	SeaChange International, Inc. (a)	16,200	130,086
	Shoretel, Inc. (a)	22,009	176,072

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sonus Networks, Inc. (a)	110,300	$177,583
	Starent Networks Corp. (a)(b)	20,800	507,728
	Switch and Data Facilities Co., Inc. (a)	10,800	126,684
	Sycamore Networks, Inc. (a)	105,600	330,528
	Syniverse Holdings, Inc. (a)	36,300	581,889
	Tekelec (a)	35,400	595,782
	Viasat, Inc. (a)	14,301	366,678

			13,678,188

Computer Services Software & Systems - 6.8%	3PAR, Inc. (a)	14,300	177,320
	ACI Worldwide, Inc. (a)(c)	18,685	260,842
	AMICAS, Inc. (a)	17,200	47,816
	ActivIdentity Corp. (a)	27,600	69,828
	Actuate Corp. (a)	23,900	114,242
	Acxiom Corp.	36,000	317,880
	American Reprographics Co. (a)	19,400	161,408
	American Software Class A	12,100	69,696
	ArcSight, Inc. (a)	10,200	181,254
	Ariba, Inc. (a)	47,480	467,203
	Art Technology Group, Inc. (a)	67,700	257,260
	AsiaInfo Holdings, Inc. (a)	15,300	263,313
	Avid Technology, Inc. (a)	15,800	211,878
	Blackbaud, Inc.	23,426	364,274
	Blackboard, Inc. (a)	16,800	484,848
	Blue Coat Systems, Inc. (a)	20,900	345,686
	Bottomline Technologies, Inc. (a)	14,200	127,942
	CACI International, Inc. Class A (a)	15,900	679,089
	CSG Systems International, Inc. (a)	18,800	248,912
	Callidus Software, Inc. (a)	15,500	44,175
	China Information Security Technology, Inc. (a)	14,400	41,184
	China Transinfo Technology (a)	4,600	21,528
	Chordiant Software, Inc. (a)	16,140	58,588
	Ciber, Inc. (a)	38,802	120,286
	ComScore, Inc. (a)	12,000	159,840
	CommVault Systems, Inc. (a)	22,400	371,392
	Compellent Technologies, Inc. (a)	9,400	143,350
	Computer Task Group, Inc. (a)	9,200	56,120
	Concur Technologies, Inc. (a)	21,000	652,680
	DealerTrack Holdings, Inc. (a)	20,900	355,300
	Delrek, Inc. (a)	5,329	23,128
	DemandTec, Inc. (a)	10,700	94,160
	Digital River, Inc. (a)	20,300	737,296
	DivX, Inc. (a)	18,600	102,114
	Double-Take Software, Inc. (a)	9,200	79,580
	EPIQ Systems, Inc. (a)	16,717	256,606
	EarthLink, Inc. (a)	57,400	425,334

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Ebix, Inc. (a)	3,600	$112,752
	eLoyalty Corp. (a)	4,300	33,884
	Entrust, Inc. (a)	29,000	52,490
	Epicor Software Corp. (a)	24,000	127,200
	ePlus, Inc. (a)	1,700	24,769
	FalconStor Software, Inc. (a)	18,909	89,818
	GSE Systems, Inc. (a)	9,100	61,425
	GSI Commerce, Inc. (a)	13,300	189,525
	Gartner, Inc. Class A (a)	31,679	483,422
	The Hackett Group, Inc. (a)	20,600	47,998
	i2 Technologies, Inc. (a)	8,300	104,165
	iGate Corp.	11,600	76,792
	Imergent, Inc.	3,500	24,500
	infoGROUP, Inc.	17,361	99,131
	Informatica Corp. (a)	46,600	801,054
	Infospace, Inc. (a)	18,700	123,981
	Integral Systems, Inc. (a)	8,882	73,898
	Interactive Intelligence, Inc. (a)	6,700	82,142
	Internap Network Services Corp. (a)	27,090	94,544
	Internet Brands, Inc. Class A (a)	15,500	108,500
	Internet Capital Group, Inc. (a)	19,600	131,908
	JDA Software Group, Inc. (a)	14,108	211,056
	Kenexa Corp. (a)	12,000	138,840
	Keynote Systems, Inc. (a)	6,600	50,424
	Lawson Software, Inc. (a)	72,700	405,666
	Limelight Networks, Inc. (a)	15,200	66,880
	Lionbridge Technologies, Inc. (a)	34,300	63,112
	LivePerson, Inc. (a)	20,800	83,200
	MSC.Software Corp. (a)	24,300	161,838
	Manhattan Associates, Inc. (a)	12,739	232,105
	Mantech International Corp. Class A (a)	11,600	499,264
	Mentor Graphics Corp. (a)	51,500	281,705
	Mercury Computer Systems, Inc. (a)	12,156	112,443
	MicroStrategy, Inc. Class A (a)	4,800	241,056
	Moduslink Global Solutions, Inc. (a)	24,480	167,933
	Monotype Imaging Holdings, Inc. (a)	12,600	85,806
	NCI, Inc. Class A (a)	3,400	103,428
	NIC, Inc.	27,900	188,883
	Ness Technologies, Inc. (a)	20,700	80,937
	NetScout Systems, Inc. (a)	12,500	117,250
	NetSuite, Inc. (a)	8,500	100,385
	Omniture, Inc. (a)	36,102	453,441
	OpenTV Corp. (a)	45,300	59,796
	OpenTable, Inc. (a)	1,500	45,255
	Openwave Systems, Inc. (a)	47,200	105,728
	Opnet Technologies, Inc.	6,622	60,658
	PAR Technology Corp. (a)	4,200	26,838

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	PROS Holdings, Inc. (a)	9,700	$78,764
	Parametric Technology Corp. (a)	61,660	720,805
	Pegasystems, Inc.	7,900	208,402
	Perficient, Inc. (a)	15,300	106,947
	Perot Systems Corp. Class A (a)	47,100	674,943
	Pervasive Software Inc. (a)	7,500	45,675
	Phoenix Technologies Ltd. (a)	15,600	42,276
	Progress Software Corp. (a)	21,708	459,558
	QAD, Inc.	6,200	20,150
	Quest Software, Inc. (a)	34,800	485,112
	Rackspace Hosting, Inc. (a)	35,200	487,872
	Radiant Systems, Inc. (a)	14,700	122,010
	RealNetworks, Inc. (a)	45,000	134,550
	RightNow Technologies, Inc. (a)	11,100	130,980
	SAVVIS, Inc. (a)	19,680	225,533
	SPSS, Inc. (a)	9,789	326,659
	SRA International, Inc. Class A (a)	22,300	391,588
	SYNNEX Corp. (a)	10,100	252,399
	Saba Software, Inc. (a)	12,000	46,200
	Sapient Corp. (a)	45,992	289,290
	Smith Micro Software, Inc. (a)	14,500	142,390
	SolarWinds, Inc. (a)	6,200	102,238
	Solera Holdings, Inc. (a)	37,000	939,800
	SonicWALL, Inc. (a)	28,741	157,501
	Sourcefire, Inc. (a)	12,285	152,211
	Stanley, Inc. (a)	6,400	210,432
	SuccessFactors, Inc. (a)	19,400	178,092
	SumTotal Systems, Inc. (a)	15,800	75,998
	Support.com Inc. (a)	24,800	54,064
	Synchronoss Technologies, Inc. (a)	10,700	131,289
	Syntel, Inc.	6,783	213,258
	TIBCO Software, Inc. (a)	95,400	684,018
	TNS, Inc. (a)	13,400	251,250
	Taleo Corp. Class A (a)	17,100	312,417
	TechTarget, Inc. (a)	6,200	24,800
	TeleCommunication Systems, Inc. Class A (a)	20,000	142,200
	Terremark Worldwide, Inc. (a)	26,460	152,939
	Tier Technologies, Inc. Class B (a)	8,800	67,584
	Tyler Technologies, Inc. (a)	16,100	251,482
	Ultimate Software Group, Inc. (a)	13,000	315,120
	Unica Corp. (a)	6,600	36,168
	Unisys Corp. (a)	200,100	302,151
	United Online, Inc.	44,028	286,622
	VASCO Data Security International, Inc. (a)	14,300	104,533
	VeriFone Holdings, Inc. (a)	39,400	295,894
	Vignette Corp. (a)	12,980	170,687

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Virtusa Corp. (a)	6,500	$52,195
	Web.Com Group, Inc. (a)	15,000	84,450
	Websense, Inc. (a)	23,702	422,844
	Wind River Systems, Inc. (a)	36,500	418,290
	Zix Corp. (a)	31,200	46,800

			27,710,607

Computer Technology - 1.2%	Adaptec, Inc. (a)	65,100	172,515
	Cray, Inc. (a)	17,700	139,476
	Data Domain, Inc. (a)	25,200	840,420
	Dynamics Research Corp. (a)	4,200	42,042
	Imation Corp.	15,900	120,999
	Immersion Corp. (a)	15,000	74,100
	Intermec, Inc. (a)	33,209	428,396
	Isilon Systems, Inc. (a)	13,100	55,544
	Netezza Corp. (a)	26,000	216,320
	Palm, Inc. (a)(b)	73,388	1,216,039
	Quantum Corp. (a)	103,800	86,154
	Radisys Corp. (a)	12,442	112,102
	Rimage Corp. (a)	5,000	83,050
	STEC, Inc. (a)(b)	12,900	299,151
	Safeguard Scientifics, Inc. (a)	54,800	72,336
	Silicon Graphics International Corp. (a)	15,800	71,732
	Stratasys, Inc. (a)	10,900	119,791
	Super Micro Computer, Inc. (a)	11,400	87,324
	Synaptics, Inc. (a)(b)	18,300	707,295

			4,944,786

Construction - 0.6%	EMCOR Group, Inc. (a)	35,272	709,673
	Granite Construction, Inc.	18,237	606,927
	Great Lakes Dredge & Dock Corp.	19,800	94,644
	Insituform Technologies, Inc. Class A (a)	20,738	351,924
	Orion Marine Group, Inc. (a)	11,500	218,500
	Sterling Construction Co., Inc. (a)	7,600	115,976
	Tutor Perini Corp. (a)	13,400	232,624

			2,330,268

Consumer Electronics - 0.2%	Audiovox Corp. Class A (a)	9,185	53,824
	Ipass, Inc. (a)	24,400	39,040
	TiVo, Inc. (a)	55,794	584,721
	Universal Electronics, Inc. (a)	7,386	148,976

			826,561

Consumer Lending - 0.5%	Advance America, Cash Advance Centers, Inc.	22,600	100,118
	Asset Acceptance Capital Corp. (a)	7,900	60,751
	Cash America International, Inc.	16,119	377,023
	Credit Acceptance Corp. (a)	3,162	69,090
	Dollar Financial Corp. (a)	12,700	175,133
	Encore Capital Group, Inc. (a)	7,200	95,400

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	First Cash Financial Services, Inc. (a)	12,700	$222,504
	The First Marblehead Corp. (a)	33,000	66,660
	MGIC Investment Corp.	68,500	301,400
	MoneyGram International, Inc. (a)	41,400	73,692
	Nelnet, Inc. Class A (a)	9,900	134,541
	Portfolio Recovery Associates, Inc. (a)(b)	8,400	325,332
	QC Holdings, Inc.	2,900	14,906
	Tree.com, Inc. (a)	3,000	28,800
	World Acceptance Corp. (a)	8,700	173,217

			2,218,567

Consumer Services:	Coinstar, Inc. (a)	15,992	426,986
Miscellaneous - 0.6%	Core-Mark Holdings Co., Inc. (a)	5,000	130,300
	Jackson Hewitt Tax Service, Inc.	15,200	95,152
	The Knot, Inc. (a)	15,800	124,504
	Mercadolibre, Inc. (a)	13,800	370,944
	Move, Inc. (a)	85,400	184,464
	Nutri/System, Inc.	16,400	237,800
	Pre-Paid Legal Services, Inc. (a)	4,160	181,334
	Sotheby’s Holdings, Inc. Class A (b)	35,836	505,646
	Steiner Leisure Ltd. (a)	7,900	241,187

			2,498,317

Containers & Packaging - 0.5%	AEP Industries, Inc. (a)	2,700	71,253
	Bway Holding Co. (a)	4,000	70,120
	Graphic Packaging Holding Co. (a)	56,300	103,029
	Myers Industries, Inc.	16,852	140,209
	Rock-Tenn Co. Class A	20,480	781,517
	Silgan Holdings, Inc.	14,300	701,129

			1,867,257

Cosmetics - 0.1%	Bare Escentuals, Inc. (a)	36,100	320,207
	Elizabeth Arden, Inc. (a)	12,893	112,556
	Inter Parfums, Inc.	7,450	54,683
	Revlon, Inc., Class A (a)	9,600	52,224

			539,670

Diversified Financial Services - 0.5%	American Physicians Service Group, Inc.	3,200	72,608
	Broadpoint Gleacher Securities, Inc. (a)	20,400	113,832
	Cheviot Financial Corp.	1,100	8,800
	CompuCredit Corp. (a)(b)	8,689	19,985
	Duff & Phelps Corp.	9,000	160,020
	Evercore Partners, Inc. Class A	5,200	102,128
	FBR Capital Markets Corp. (a)	7,700	36,190
	FCStone Group, Inc. (a)	14,200	56,090
	First California Financial Group (a)	2,400	14,808
	Main Street Capital Corp.	3,500	47,915
	Piper Jaffray Cos. (a)	10,500	458,535

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Rewards Network, Inc. (a)	11,800	$44,604
	Sanders Morris Harris Group, Inc.	9,600	52,800
	Stifel Financial Corp. (a)	14,549	699,661
	Thomas Weisel Partners Group, Inc. (a)	10,600	63,812
	Triangle Capital Corp.	4,600	50,232

			2,002,020

Diversified Manufacturing Operations - 0.2%	A.M. Castle & Co.	8,700	105,096
	Barnes Group, Inc.	25,014	297,416
	Federal Signal Corp.	26,059	199,351
	Raven Industries, Inc.	8,600	220,160
	Standex International Corp.	6,631	76,920
	Trimas Corp. (a)	7,900	26,623

			925,566

Diversified Materials & Processing - 1.0%	Belden, Inc.	24,861	415,179
	Brady Corp.	26,094	655,481
	Cabot Microelectronics Corp. (a)	12,500	353,625
	Clarcor, Inc.	27,210	794,260
	Encore Wire Corp.	9,750	208,163
	Fushi Copperweld, Inc. (a)	8,000	66,160
	GenTek, Inc. (a)	4,500	100,485
	Hexcel Corp. (a)	51,262	488,527
	Insteel Industries, Inc.	9,300	76,632
	Koppers Holdings, Inc.	10,900	287,433
	NL Industries, Inc.	3,634	26,819
	Rogers Corp. (a)	8,555	173,068
	Symyx Technologies, Inc. (a)	18,179	106,347
	Tredegar Corp.	15,545	207,059
	Uranium Energy Corp. (a)	26,800	77,720
	Zapata Corp. (a)	4,300	29,283

			4,066,241

Diversified Media - 0.0%	Belo Corp. Class A	47,200	84,488
	EW Scripps Co.	13,200	27,588
	Playboy Enterprises, Inc. Class B (a)	11,907	29,887

			141,963

Diversified Retail - 3.9%	1-800-FLOWERS.COM, Inc. Class A (a)	14,024	26,926
	99 Cents Only Stores (a)	25,100	340,858
	America’s Car Mart, Inc. (a)	5,300	108,650
	AnnTaylor Stores Corp. (a)	32,200	256,956
	Asbury Automotive Group, Inc.	16,900	173,056
	bebe Stores, Inc.	11,700	80,496
	Big 5 Sporting Goods Corp.	11,600	128,296
	Blue Nile, Inc. (a)	7,000	300,930
	Books-A-Million, Inc.	3,100	22,041
	Borders Group, Inc. (a)	24,100	88,688
	Brown Shoe Co., Inc.	22,427	162,371
	The Buckle, Inc. (b)	13,509	429,181

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Build-A-Bear Workshop, Inc. (a)	8,900	$39,783
	Cabela’s, Inc. Class A (a)	21,000	258,300
	The Cato Corp. Class A	14,795	258,025
	Central Garden & Pet Co. Class A (a)	33,234	327,355
	Charlotte Russe Holding, Inc. (a)	11,200	144,256
	Charming Shoppes, Inc. (a)	61,740	229,673
	The Children’s Place Retail Stores, Inc. (a)	12,585	332,622
	Christopher & Banks Corp.	19,228	129,020
	Citi Trends, Inc. (a)	7,900	204,452
	Coldwater Creek, Inc. (a)	30,400	184,224
	Collective Brands, Inc. (a)	34,300	499,751
	Conn’s, Inc. (a)(b)	5,200	65,000
	DSW, Inc. Class A (a)	7,100	69,935
	Destination Maternity Corp. (a)	2,900	48,372
	Dillard’s, Inc. Class A (b)	26,700	245,640
	Dress Barn, Inc. (a)	23,990	343,057
	drugstore.com, Inc. (a)	45,800	83,356
	Ezcorp, Inc. (a)	24,200	260,876
	The Finish Line, Inc. Class A	22,580	167,544
	Fred’s, Inc.	21,435	270,081
	Gaiam, Inc. (a)	9,567	52,331
	Gander Mountain Co. (a)	2,100	12,600
	Genesco, Inc. (a)	10,238	192,167
	Group 1 Automotive, Inc.	12,632	328,685
	Gymboree Corp. (a)	15,558	551,998
	HSN, Inc. (a)	20,900	220,913
	Haverty Furniture Cos., Inc.	9,436	86,339
	hhgregg, Inc. (a)	5,900	89,444
	Hibbett Sports, Inc. (a)	15,275	274,950
	Hot Topic, Inc. (a)	23,481	171,646
	Insight Enterprises, Inc. (a)	24,798	239,549
	Jo-Ann Stores, Inc. (a)	14,505	299,818
	Jos. A. Bank Clothiers, Inc. (a)	9,733	335,399
	Lawson Products, Inc.	2,188	31,091
	Lithia Motors, Inc. Class A	9,800	90,552
	Lumber Liquidators, Inc. (a)	8,200	129,232
	Men’s Wearhouse, Inc.	28,200	540,876
	Midas, Inc. (a)	7,542	79,040
	Monro Muffler, Inc.	8,950	230,105
	New York & Co. (a)	12,300	38,007
	Nu Skin Enterprises, Inc. Class A	26,426	404,318
	OfficeMax, Inc.	40,100	251,828
	Overstock.com, Inc. (a)	8,400	100,464
	PC Connection, Inc. (a)	4,700	24,675
	PC Mall, Inc. (a)	6,100	41,236
	Pacific Sunwear of California, Inc. (a)	35,400	119,298

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The Pep Boys - Manny, Moe & Jack	25,566	$259,239
	PetMed Express, Inc. (a)	12,500	187,875
	Pier 1 Imports, Inc. (a)	43,599	86,762
	PriceSmart, Inc.	9,000	150,750
	Regis Corp.	23,200	403,912
	Retail Ventures, Inc. (a)	13,300	28,994
	Rex Stores Corp. (a)	3,900	39,234
	Rush Enterprises, Inc. Class A (a)	17,600	205,040
	Saks, Inc. (a)	65,100	288,393
	Sally Beauty Co., Inc. (a)	50,100	318,636
	School Specialty, Inc. (a)	10,054	203,191
	Shoe Carnival, Inc. (a)	4,700	56,071
	Shutterfly, Inc. (a)	11,500	160,425
	Sonic Automotive, Inc.	14,000	142,240
	Sport Supply Group, Inc.	4,400	37,796
	Stage Stores, Inc.	20,250	224,775
	Stamps.com, Inc. (a)	7,303	61,929
	Stein Mart, Inc. (a)	13,424	118,937
	Syms Corp. (a)	3,300	24,783
	Systemax, Inc. (a)	5,100	60,741
	The Talbots, Inc.	13,000	70,200
	Ticketmaster Entertainment (a)	19,600	125,832
	Titan Machinery, Inc. (a)	7,000	88,830
	Tractor Supply Co. (a)	19,100	789,212
	Tuesday Morning Corp. (a)	15,990	53,886
	Tween Brands, Inc. (a)	13,466	89,953
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	14,800	164,576
	The Wet Seal, Inc. Class A (a)	50,500	155,035
	Zale Corp. (a)(b)	10,700	36,808
	Zumiez, Inc. (a)	10,400	83,304

			15,933,691

Drug & Grocery Store Chains - 0.7%	Arden Group, Inc. Class A	532	66,553
	Casey’s General Stores, Inc.	27,507	706,655
	The Great Atlantic & Pacific Tea Co., Inc. (a)	18,027	76,615
	Ingles Markets, Inc. Class A	6,764	103,083
	Nash Finch Co.	6,877	186,092
	The Pantry, Inc. (a)	12,000	199,200
	Ruddick Corp.	22,869	535,821
	Spartan Stores, Inc.	11,900	147,679
	Susser Holdings Corp. (a)	4,100	45,879
	Village Super Market, Inc. Class A	3,300	98,175
	Weis Markets, Inc.	5,900	197,768
	Winn-Dixie Stores, Inc. (a)	29,600	371,184

			2,734,704

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Education Services - 0.7%	Ambassadors Group, Inc.	10,000	$137,700
	American Public Education, Inc. (a)	9,600	380,256
	Bridgepoint Education, Inc. (a)	7,800	132,600
	Capella Education Co. (a)	7,700	461,615
	Chinacast Education Corp. (a)	16,600	118,192
	Corinthian Colleges, Inc. (a)(b)	42,300	716,139
	Franklin Covey Co. (a)	7,900	49,217
	Grand Canyon Education, Inc. (a)	8,200	137,596
	K12, Inc. (a)(b)	12,400	267,220
	Learning Tree International, Inc. (a)	4,500	46,350
	Lincoln Educational Services Corp. (a)	5,000	104,650
	Nobel Learning Communities, Inc. (a)	2,900	33,263
	The Princeton Review, Inc. (a)	7,700	41,657
	Renaissance Learning, Inc.	2,549	23,476
	Rosetta Stone, Inc. (a)	3,600	98,784
	Universal Technical Institute, Inc. (a)	11,300	168,709

			2,917,424

Electronic Components - 0.6%	3D Systems Corp. (a)	9,400	67,774
	Acacia Research - Acacia Technologies (a)	16,500	129,855
	Checkpoint Systems, Inc. (a)	20,823	326,713
	Cogent, Inc. (a)	22,500	241,425
	Methode Electronics, Inc.	20,180	141,664
	Microvision, Inc. (a)(b)	37,100	113,897
	Multi-Fineline Electronix, Inc. (a)	5,100	109,140
	NVE Corp. (a)	2,500	121,500
	Park Electrochemical Corp.	10,949	235,732
	ScanSource, Inc. (a)	14,200	348,184
	Smart Modular Technologies WWH, Inc. (a)	19,600	44,492
	TTM Technologies, Inc. (a)	23,100	183,876
	Technitrol, Inc.	21,961	142,088
	Universal Display Corp. (a)(b)	15,207	148,724

			2,355,064

Electronic Entertainment - 0.2%	DTS, Inc. (a)	9,300	251,751
	Memsic, Inc. (a)	10,200	43,248
	THQ, Inc. (a)	36,137	258,741
	Take-Two Interactive Software, Inc.	42,500	402,475

			956,215

Electronics - 0.5%	Agilysys, Inc.	6,763	31,650
	American Science & Engineering, Inc.	4,900	338,688
	CPI International, Inc. (a)	3,900	33,891
	Coherent, Inc. (a)	11,200	231,616
	Daktronics, Inc. (b)	17,898	137,815
	II-VI, Inc. (a)	13,220	293,087
	IPG Photonics Corp. (a)	12,000	131,640
	iRobot Corp. (a)	10,100	131,098

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Newport Corp. (a)	19,335	$111,950
	Rofin-Sinar Technologies, Inc. (a)	15,500	310,155
	SRS Labs Inc. (a)	5,500	36,575
	Spectrum Control, Inc. (a)	6,200	54,560

			1,842,725

Energy Equipment - 0.2%	Ascent Solar Technologies, Inc. (a)(b)	7,800	60,996
	Energy Conversion Devices, Inc. (a)(b)	24,864	351,826
	Evergreen Solar, Inc. (a)(b)	103,200	223,944
	FuelCell Energy, Inc. (a)(b)	36,026	150,589
	GT Solar International, Inc. (a)	15,900	84,588
	PowerSecure International, Inc. (a)	9,200	39,192
	Raser Technologies, Inc. (a)(b)	27,100	75,880

			987,015

Engineering & Contracting Services - 0.3%	Argan, Inc. (a)	4,500	63,585
	Dycom Industries, Inc. (a)	21,102	233,599
	ENGlobal Corp. (a)	8,700	42,804
	Furmamite Corp. (a)	19,200	85,632
	Hill International, Inc. (a)	13,300	57,190
	Integrated Electrical Services, Inc. (a)	3,700	28,897
	Layne Christensen Co. (a)	10,400	212,680
	MYR Group, Inc. (a)	9,000	181,980
	Michael Baker Corp. (a)	4,200	177,912
	VSE Corp.	2,100	54,936

			1,139,215

Entertainment - 0.3%	Ascent Media Corp. Class A (a)	7,400	196,692
	CKX, Inc. (a)	32,000	226,880
	Carmike Cinemas, Inc.	5,400	45,252
	Cinemark Holdings, Inc.	17,900	202,628
	Live Nation, Inc. (a)	43,900	213,354
	LodgeNet Interactive Corp. (a)	9,900	33,660
	Reading International, Inc. Class A (a)	10,800	49,140
	Rentrak Corp. (a)	4,800	78,864
	World Wrestling Entertainment, Inc.	11,196	140,622

			1,187,092

Financial Data & Systems - 1.2%	Advent Software, Inc. (a)	8,600	281,994
	Bankrate, Inc. (a)(b)	6,700	169,108
	Cardtronics, Inc. (a)	6,900	26,289
	Cass Information Systems, Inc.	4,615	151,095
	CyberSource Corp. (a)	37,364	571,669
	Euronet Worldwide, Inc. (a)	25,850	501,232
	Fair Isaac Corp.	26,100	403,506
	Global Cash Access, Inc. (a)	21,100	167,956
	Heartland Payment Systems, Inc.	20,800	199,056
	Information Services Group, Inc. (a)	11,600	34,916
	Jack Henry & Associates, Inc.	45,400	942,050

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Net 1 UEPS Technologies, Inc. (a)	19,900	$270,441
	Online Resources Corp. (a)	13,600	84,864
	RiskMetrics Group, Inc. (a)	11,300	199,558
	S1 Corp. (a)	28,222	194,732
	Value Line, Inc.	300	9,861
	Wright Express Corp. (a)	20,400	519,588

			4,727,915

Foods - 1.2%	American Dairy, Inc. (a)	4,400	174,504
	American Italian Pasta Co. Class A (a)	11,100	323,454
	B&G Foods, Inc. Class A	10,800	90,828
	China Biotics, Inc. (a)	3,500	37,730
	Chiquita Brands International, Inc. (a)	24,500	251,370
	Diamond Foods, Inc.	9,100	253,890
	Hain Celestial Group, Inc. (a)	21,757	339,627
	J&J Snack Foods Corp.	7,400	265,660
	Lancaster Colony Corp.	10,599	467,098
	Lance, Inc.	15,300	353,889
	Lifeway Foods, Inc. (a)	2,100	27,090
	Medifast, Inc. (a)	6,500	74,490
	Nutraceutical International Corp. (a)	5,400	56,106
	Omega Protein Corp. (a)	10,000	40,600
	Overhill Farms, Inc. (a)	9,600	50,592
	Schiff Nutrition International, Inc. (a)	5,700	29,013
	Seneca Foods Corp. (a)	3,300	110,286
	Smart Balance, Inc. (a)	33,500	228,135
	Synutra International, Inc. (a)(b)	10,300	113,300
	Tootsie Roll Industries, Inc. (b)	12,957	293,994
	TreeHouse Foods, Inc. (a)	16,700	480,459
	United Natural Foods, Inc. (a)	23,280	611,100
	Zhongpin, Inc. (a)	10,400	107,744

			4,780,959

Forest Products - 0.1%	Deltic Timber Corp.	5,709	202,498
	Universal Forest Products, Inc.	10,434	345,261

			547,759

Forms & Bulk Printing Services - 0.2%	Bowne & Co., Inc.	15,480	100,775
	Consolidated Graphics, Inc. (a)	5,200	90,584
	Deluxe Corp.	27,300	349,713
	Ennis, Inc.	13,500	168,210
	Innerworkings, Inc. (a)	12,100	57,475
	M&F Worldwide Corp. (a)	6,100	122,000
	Multi-Color Corp.	5,150	63,139
	The Standard Register Co.	8,845	28,835

			980,731

Funeral Parlors & Cemeteries - 0.2%	Matthews International Corp. Class A	16,273	506,416
	Stewart Enterprises, Inc. Class A	43,924	211,714

			718,130

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Gas Pipelines - 0.0%	Crosstex Energy, Inc.	21,600	$89,856

Glass - 0.0%	Apogee Enterprises, Inc.	15,200	186,960

Gold - 0.2%	Allied Nevada Gold Corp. (a)	23,500	189,410
	Coeur d’Alene Mines Corp. (a)	37,270	458,421
	US Gold Corp. (a)	45,300	119,592

			767,423

Health Care Facilities - 0.6%	Amsurg Corp. (a)	16,500	353,760
	Assisted Living Concepts, Inc. (a)	5,340	77,697
	Capital Senior Living Corp. (a)	11,200	50,960
	Emeritus Corp. (a)	10,500	138,705
	The Ensign Group, Inc.	5,531	78,706
	Hanger Orthopedic Group, Inc. (a)	12,900	175,311
	Kindred Healthcare, Inc. (a)	21,390	264,594
	LCA-Vision, Inc. (a)	10,400	43,888
	MedCath Corp. (a)	7,900	92,904
	National Healthcare Corp.	4,000	151,760
	Psychiatric Solutions, Inc. (a)	30,000	682,200
	Skilled Healthcare Group, Inc. Class A (a)	9,600	72,000
	Sun Healthcare Group, Inc. (a)	23,300	196,652
	Sunrise Senior Living, Inc. (a)	23,874	39,392
	US Physical Therapy, Inc. (a)	6,300	92,925

			2,511,454

Health Care Management Services - 1.0%	AMERIGROUP Corp. (a)	28,100	754,485
	American Caresource Holdings, Inc. (a)	5,400	20,196
	American Dental Partners, Inc. (a)	6,500	58,955
	Bioscript, Inc. (a)	23,700	140,304
	Catalyst Health Solutions, Inc. (a)	19,400	483,836
	Centene Corp. (a)	23,000	459,540
	Computer Programs & Systems, Inc.	5,100	195,381
	Contiucare Corp. (a)	14,000	32,620
	HealthSpring, Inc. (a)	26,200	284,532
	Magellan Health Services, Inc. (a)	18,900	620,298
	MedQuist Inc.	4,100	24,928
	Metropolitan Health Networks, Inc. (a)	24,800	49,848
	Molina Healthcare, Inc. (a)	7,200	172,224
	National Research Corp.	700	17,080
	Transcend Services, Inc. (a)	3,100	49,135
	Triple-S Management Corp. (a)	11,400	177,726
	Universal American Financial Corp. (a)	13,700	119,464
	WellCare Health Plans, Inc. (a)	22,400	414,176

			4,074,728

Health Care Services - 1.8%	Air Methods Corp. (a)	5,800	158,688
	Alliance Healthcare Services, Inc. (a)	13,400	98,222
	Allied Healthcare International, Inc. (a)	27,200	59,024
	Almost Family, Inc. (a)	3,800	99,218
	Amedisys, Inc. (a)(b)	14,466	477,667

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	athenahealth, Inc. (a)(b)	18,100	$669,881
	CardioNet, Inc. (a)	12,500	204,000
	Chemed Corp.	12,072	476,603
	Corvel Corp. (a)	3,985	90,738
	Eclipsys Corp. (a)	30,031	533,951
	Emergency Medical Services Corp. (a)	5,300	195,146
	Gentiva Health Services, Inc. (a)	15,212	250,390
	HMS Holdings Corp. (a)	13,700	557,864
	HealthSouth Corp. (a)	47,200	681,568
	Healthways, Inc. (a)	18,400	247,480
	IPC The Hospitalist Co., Inc. (a)	8,500	226,865
	LHC Group, Inc. (a)	8,100	179,901
	Novamed Eyecare, Inc. (a)	9,500	37,525
	Odyssey HealthCare, Inc. (a)	17,600	180,928
	Omnicell, Inc. (a)	16,900	181,675
	PharMerica Corp. (a)	16,269	319,360
	Phase Forward, Inc. (a)	23,500	355,085
	Quality Systems, Inc. (b)	12,800	729,088
	RehabCare Group, Inc. (a)	9,795	234,394
	Res-Care, Inc. (a)	13,500	193,050
	Virtual Radiologic Corp. (a)	3,400	30,702

			7,469,013

Health Care: Miscellaneous - 0.1%	MedAssets, Inc. (a)	20,900	406,505
	The Providence Service Corp. (a)	6,700	73,365

			479,870

Home Building - 0.2%	Beazer Homes USA, Inc. (a)(b)	19,400	35,502
	Brookfield Homes Corp. (b)	5,151	20,604
	Hovnanian Enterprises, Inc. Class A (a)(b)	27,200	64,192
	M/I Homes, Inc. (a)	8,900	87,131
	Meritage Homes Corp. (a)	16,800	316,848
	Ryland Group, Inc.	23,400	392,184
	Standard-Pacific Corp. (a)	53,700	109,011

			1,025,472

Hotel/Motel - 0.2%	Gaylord Entertainment Co. (a)(b)	17,955	228,208
	Marcus Corp.	10,679	112,343
	Morgans Hotel Group Co. (a)	12,300	47,109
	Orient Express Hotels Ltd. Class A	40,500	343,845
	Red Lion Hotels Corp. (a)	8,600	41,280

			772,785

Household Appliance - 0.0%	National Presto Industries, Inc.	2,550	194,055

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Equipment & Products - 0.3%	American Greetings Corp. Class A	22,400	$261,632
	Blyth, Inc.	3,225	105,748
	CSS Industries, Inc.	3,991	81,337
	Nivs Intellimedia Technology (a)	2,900	8,584
	Tupperware Corp.	33,274	865,789

			1,323,090

Household Furnishings - 0.3%	American Woodmark Corp.	5,600	134,120
	Ethan Allen Interiors, Inc. (b)	13,100	135,716
	Furniture Brands International, Inc.	22,200	67,266
	Hooker Furniture Corp.	5,400	61,992
	Kirkland’s, Inc. (a)	7,300	87,673
	La-Z-Boy, Inc.	27,500	129,800
	Sealy Corp. (a)	23,500	46,060
	Stanley Furniture Co., Inc.	5,100	55,029
	Tempur-Pedic International, Inc. (b)	40,100	524,107

			1,241,763

Insurance: Life - 0.4%	American Equity Investment Life Holding Co.	28,700	160,146
	Citizens, Inc. (a)(b)	16,600	100,928
	Conseco, Inc. (a)	101,800	241,266
	Delphi Financial Group, Inc. Class A	23,005	446,987
	FBL Financial Group, Inc. Class A	6,925	57,201
	Independence Holding Co.	1,640	10,430
	Kansas City Life Insurance Co.	2,242	60,332
	Life Partners Holdings, Inc. (b)	3,900	55,302
	National Western Life Insurance Co. Class A	1,188	138,699
	The Phoenix Cos., Inc. (a)	61,800	103,206
	Presidential Life Corp.	11,093	83,974

			1,458,471

Insurance: Multi-Line - 0.8%	AMBAC Financial Group, Inc. (b)	153,700	141,404
	Assured Guaranty Ltd.	32,100	397,398
	Crawford & Co. Class B (a)	12,609	60,523
	Eastern Insurance Holdings, Inc.	4,800	45,168
	eHealth, Inc. (a)	13,200	233,112
	Flagstone Reinsurance Holdings Ltd.	21,900	225,570
	Horace Mann Educators Corp.	21,268	212,042
	Maiden Holdings Ltd.	26,600	174,496
	Max Capital Group Ltd.	24,300	448,578
	Pico Holdings, Inc. (a)	10,297	295,524
	Platinum Underwriters Holdings Ltd.	27,300	780,507
	Primus Guaranty Ltd. (a)	12,700	29,972

			3,044,294

Insurance: Property- Casualty - 2.2%	AmTrust Financial Services, Inc.	11,800	134,520
	American Physicians Capital, Inc.	3,956	154,916
	American Safety Insurance Holdings Ltd. (a)	4,600	62,606
	Amerisafe, Inc. (a)	10,100	157,156
	Argo Group International Holdings Ltd. (a)	16,479	465,037

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Baldwin & Lyons, Inc. Class B	4,332	$85,340
	CNA Surety Corp. (a)	8,786	118,523
	Donegal Group, Inc. Class A	5,744	87,366
	EMC Insurance Group, Inc.	2,600	54,106
	Employers Holdings, Inc.	25,380	343,899
	Enstar Group Ltd. (a)	3,500	205,975
	FPIC Insurance Group, Inc. (a)	4,300	131,666
	First Acceptance Corp. (a)	8,277	17,630
	First Mercury Financial Corp.	7,600	104,652
	Greenlight Capital Re Ltd. (a)	15,100	261,381
	Hallmark Financial Services, Inc. (a)	4,500	32,175
	Harleysville Group, Inc.	7,462	210,578
	Hilltop Holdings, Inc. (a)	20,372	241,816
	IPC Holdings, Ltd.	29,800	814,732
	Infinity Property & Casualty Corp.	7,500	273,450
	Meadowbrook Insurance Group, Inc.	32,052	209,300
	Mercer Insurance Group, Inc.	2,700	42,930
	Montpelier Re Holdings Ltd.	46,900	623,301
	NYMAGIC, Inc.	2,400	33,312
	National Interstate Corp.	3,300	50,094
	Navigators Group, Inc. (a)	6,900	306,567
	PMA Capital Corp. Class A (a)	16,806	76,467
	The PMI Group, Inc.	37,900	75,042
	ProAssurance Corp. (a)(c)	17,623	814,359
	RLI Corp.	10,264	459,827
	Radian Group, Inc.	43,800	119,136
	Safety Insurance Group, Inc.	6,700	204,752
	SeaBright Insurance Holdings, Inc. (a)	11,100	112,443
	Selective Insurance Group, Inc.	28,208	360,216
	State Auto Financial Corp.	7,412	129,710
	Stewart Information Services Corp.	9,222	131,414
	Tower Group, Inc.	21,486	532,423
	United America Indemnity, Ltd. (a)	18,641	89,290
	United Fire & Casualty Co.	11,900	204,085
	Universal Insurance Holdings, Inc.	6,300	31,626
	Zenith National Insurance Corp.	19,955	433,822

			8,997,640

Leisure Time - 0.6%	Bluegreen Corp. (a)	7,400	18,648
	Callaway Golf Co.	34,700	175,929
	Churchill Downs, Inc.	5,032	169,377
	Great Wolf Resorts, Inc. (a)	14,300	29,172
	Interval Leisure Group, Inc. (a)	20,700	192,924
	Life Time Fitness, Inc. (a)	21,800	436,218
	Orbitz Worldwide, Inc. (a)	18,000	34,200
	Pool Corp. (b)	26,400	437,184
	Smith & Wesson Holding Corp. (a)	27,800	157,904

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Speedway Motorsports, Inc.	6,955	$95,701
	Steinway Musical Instruments, Inc. (a)	3,600	38,520
	Sturm Ruger & Co., Inc.	9,900	123,156
	Town Sports International Holdings, Inc. (a)	10,400	39,000
	Universal Travel Group (a)	6,000	67,140
	Vail Resorts, Inc. (a)(b)	15,656	419,894
	West Marine, Inc. (a)	8,900	49,039

			2,484,006

Luxury Items - 0.2%	Fossil, Inc. (a)	24,900	599,592
	Fuqi International, Inc. (a)(b)	5,200	107,692
	Movado Group, Inc.	8,500	89,590

			796,874

Machinery & Engineering - 0.1%	Applied Industrial Technologies, Inc. (c)	23,090	454,873

Machinery: Agricultural - 0.1%	Alamo Group, Inc.	3,300	33,330
	Lindsay Manufacturing Co. (b)	6,613	218,890

			252,220

Machinery: Construction & Handling - 0.1%	Astec Industries, Inc. (a)	9,617	285,528
	NACCO Industries, Inc. Class A	2,887	82,915

			368,443

Machinery: Engines - 0.1%	Briggs & Stratton Corp. (b)	26,600	354,844
	Harbin Electric, Inc. (a)	6,500	101,660

			456,504

Machinery: Industrial - 0.9%	Actuant Corp. Class A (c)	30,300	369,660
	Altra Holdings, Inc. (a)	14,200	106,358
	Chart Industries, Inc. (a)	15,200	276,336
	Colfax Corp. (a)	12,700	98,044
	Columbus McKinnon Corp. (a)	10,036	126,955
	DXP Enterprises, Inc. (a)	4,100	47,027
	EnPro Industries, Inc. (a)	10,700	192,707
	Flow International Corp. (a)	20,100	47,235
	Graham Corp.	5,400	71,820
	John Bean Technologies Corp.	15,200	190,304
	Kadant, Inc. (a)	6,770	76,433
	MTS Systems Corp.	9,200	189,980
	Middleby Corp. (a)	8,617	378,459
	Nordson Corp.	18,210	703,999
	Sauer-Danfoss, Inc.	5,973	36,614
	Tecumseh Products Co. Class A (a)	9,428	91,546
	Tennant Co.	9,974	183,422
	Twin Disc, Inc.	4,300	29,283
	Woodward Governor Co.	32,058	634,748

			3,850,930

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Machinery: Specialty - 0.1%	Albany International Corp. Class A	15,574	$177,232
	Cascade Corp.	4,900	77,077
	Hurco Companies, Inc. (a)	3,400	53,142
	K-Tron International, Inc. (a)	1,300	103,584

			411,035

Manufactured Housing - 0.0%	Cavco Industries, Inc. (a)	3,400	86,122
	Skyline Corp.	3,601	78,322

			164,444

Medical & Dental Instruments & Supplies - 3.0%	ATS Medical, Inc. (a)	27,600	90,804
	Abiomed, Inc. (a)	16,500	145,530
	Align Technology, Inc. (a)	31,600	334,960
	Alphatec Holdings, Inc. (a)	14,100	46,812
	American Medical Systems Holdings, Inc. (a)	39,500	624,100
	AngioDynamics, Inc. (a)	13,100	173,837
	Atrion Corp.	700	93,863
	Bovie Medical Corp. (a)	9,900	86,229
	CONMED Corp. (a)	15,528	240,995
	Cantel Medical Corp. (a)	6,600	107,118
	Cardiovascular Systems, Inc. (a)	5,800	44,718
	Conceptus, Inc. (a)(b)	16,300	275,470
	CryoLife, Inc. (a)	14,700	81,438
	Cutera, Inc. (a)	6,600	56,892
	Delcath Systems Inc. (a)	13,800	49,404
	ev3, Inc. (a)	37,932	406,631
	Endologix, Inc. (a)	25,700	85,838
	Exactech, Inc. (a)	4,000	58,000
	Hansen Medical, Inc. (a)	11,700	57,798
	Heartware International, Inc. (a)	2,400	66,984
	Home Diagnostics, Inc. (a)	5,500	33,770
	I-Flow Corp. (a)	11,600	80,504
	ICU Medical, Inc. (a)	6,750	277,763
	Immucor, Inc. (a)	38,143	524,848
	Insulet Corp. (a)	14,900	114,730
	Integra LifeSciences Holdings Corp. (a)	10,100	267,751
	Invacare Corp.	14,922	263,373
	Landauer, Inc.	4,978	305,351
	MAKO Surgical Corp. (a)	7,800	70,356
	Matrixx Initiatives, Inc. (a)	4,300	24,037
	Medical Action Industries, Inc. (a)	7,450	85,303
	Meridian Bioscience, Inc.	22,100	499,018
	Merit Medical Systems, Inc. (a)	14,910	243,033
	Micrus Endovascular Corp. (a)	8,400	75,936
	Neogen Corp. (a)	7,500	217,350
	NuVasive, Inc. (a)	19,400	865,240
	OraSure Technologies, Inc. (a)	24,659	60,908

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Orthofix International NV (a)	9,100	$227,591
	Orthovita, Inc. (a)	33,700	173,555
	Owens & Minor, Inc.	22,198	972,716
	PSS World Medical, Inc. (a)	31,973	591,820
	Quidel Corp. (a)	14,700	214,032
	Rochester Medical Corp. (a)	5,000	67,000
	Rockwell Medical Technologies, Inc. (a)	7,000	52,850
	Steris Corp.	31,100	811,088
	SurModics, Inc. (a)	8,283	187,444
	Symmetry Medical, Inc. (a)	19,100	178,012
	Synovis Life Technologies, Inc. (a)	6,100	126,697
	Trans1, Inc. (a)	6,700	41,741
	Utah Medical Products, Inc.	1,600	42,736
	Vascular Solutions, Inc. (a)	9,200	71,944
	Volcano Corp. (a)	25,700	359,286
	West Pharmaceutical Services, Inc.	17,376	605,554
	Wright Medical Group, Inc. (a)	20,800	338,208
	Young Innovations, Inc.	2,700	58,833

			12,257,799

Medical Equipment - 1.9%	Abaxis, Inc. (a)	11,700	240,318
	Accuray, Inc. (a)(b)	22,100	147,407
	Affymetrix, Inc. (a)	37,800	224,154
	Analogic Corp.	6,972	257,615
	Aspect Medical Systems, Inc. (a)	10,500	62,055
	Bruker BioSciences Corp. (a)	26,487	245,270
	Cardiac Science Corp. (a)	10,300	41,406
	Clarient, Inc. (a)	17,700	65,844
	Cyberonics, Inc. (a)	14,569	242,282
	Cynosure, Inc. Class A (a)	5,200	39,780
	DexCom, Inc. (a)	25,600	158,464
	Dionex Corp. (a)	9,631	587,780
	Electro-Optical Sciences, Inc. (a)	10,300	80,237
	Enteromedics, Inc. (a)	9,900	32,967
	Greatbatch, Inc. (a)	12,400	280,364
	Haemonetics Corp. (a)	13,672	779,304
	IRIS International, Inc. (a)	9,600	113,280
	Luminex Corp. (a)	22,651	419,950
	Masimo Corp. (a)	27,400	660,614
	Merge Healthcare, Inc. (a)	12,900	55,470
	Natus Medical, Inc. (a)	14,600	168,484
	NxStage Medical, Inc. (a)	12,200	71,980
	OSI Systems, Inc. (a)	8,300	173,055
	Palomar Medical Technologies, Inc. (a)	9,700	142,202
	Sirona Dental Systems, Inc. (a)	9,100	181,909
	Somanetics Corp. (a)	6,400	105,664
	SonoSite, Inc. (a)	9,115	182,847

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Spectranetic Corp. (a)	17,200	$84,796
	Stereotaxis, Inc. (a)(b)	14,000	54,320
	Thoratec Corp. (a)	30,047	804,659
	Tomotherapy, Inc. (a)	21,900	60,225
	Varian, Inc. (a)	15,435	608,602
	Vital Images, Inc. (a)	7,700	87,395
	Zoll Medical Corp. (a)	11,322	218,967

			7,679,666

Medical Services - 0.3%	America Service Group, Inc. (a)	4,800	77,136
	Bio-Reference Labs, Inc. (a)	6,300	199,143
	eResearch Technology, Inc. (a)	22,750	141,278
	Genoptix, Inc. (a)	9,300	297,507
	Kendle International, Inc. (a)	7,600	93,024
	Nighthawk Radiology Holdings, Inc. (a)	11,300	41,810
	Parexel International Corp. (a)	31,294	450,008
	RadNet, Inc. (a)	14,700	33,075

			1,332,981

Metal Fabricating - 0.7%	Ampco-Pittsburgh Corp.	4,500	105,525
	Dynamic Materials Corp.	6,800	131,104
	The Eastern Co.	3,600	59,400
	Hawk Corp. Class A (a)	2,600	36,010
	Haynes International, Inc. (a)	6,400	151,680
	Kaydon Corp.	17,826	580,415
	L.B. Foster Co. Class A (a)	5,400	162,378
	Mueller Industries, Inc.	20,282	421,866
	Mueller Water Products, Inc. Series A	61,860	231,356
	Northwest Pipe Co. (a)	4,900	170,324
	Omega Flex, Inc.	1,300	19,708
	RBC Bearings, Inc. (a)	11,600	237,220
	RTI International Metals, Inc. (a)	12,413	219,338
	Worthington Industries, Inc.	31,700	405,443

			2,931,767

Metals & Minerals Diversified - 0.3%	AMCOL International Corp.	12,273	264,851
	Brush Engineered Materials, Inc. (a)	10,811	181,084
	General Moly, Inc. (a)	33,400	74,148
	Hecla Mining Co. (a)(b)	113,600	304,448
	Minerals Technologies, Inc.	10,053	362,109
	Oil-Dri Corp. of America	2,500	37,125
	Paramount Gold and Silver Corp. (a)	30,900	46,968
	United States Lime & Minerals Inc. (a)	800	33,936
	Uranerz Energy Corp. (a)	28,100	52,828

			1,357,497

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Office Supplies & Equipment - 0.4%	ACCO Brands Corp. (a)	28,800	$81,216
	Electronics for Imaging, Inc. (a)	27,139	289,302
	HNI Corp.	24,000	433,440
	Herman Miller, Inc.	29,400	450,996
	Kimball International, Inc. Class B	16,974	105,918
	Knoll, Inc.	25,400	192,532
	Steelcase, Inc. Class A	37,400	217,668

			1,771,072

Offshore Drilling & Other Services - 0.1%	Hercules Offshore, Inc. (a)	46,000	182,620
	Vantage Drilling Co. (a)	19,200	33,600

			216,220

Oil Well Equipment & Services - 1.3%	Allis-Chalmers Energy, Inc. (a)(b)	14,900	34,419
	Basic Energy Services, Inc. (a)	11,300	77,179
	Bolt Technology Corp. (a)	4,700	52,828
	Boots & Coots, Inc. (a)	46,300	64,357
	Bronco Drilling Co., Inc. (a)	12,700	54,356
	CARBO Ceramics, Inc. (b)	10,202	348,908
	Cal Dive International, Inc. (a)	23,974	206,896
	Complete Production Services, Inc. (a)	32,000	203,520
	Dawson Geophysical Co. (a)	4,200	125,370
	Dril-Quip, Inc. (a)	15,376	585,826
	Geokinetics, Inc. (a)	2,600	35,490
	Global Industries Ltd. (a)	54,400	307,904
	Gulf Island Fabrication, Inc.	6,517	103,164
	Hornbeck Offshore Services, Inc. (a)	12,240	261,814
	ION Geophysical Corp. (a)	47,446	121,936
	Key Energy Services, Inc. (a)	65,300	376,128
	Lufkin Industries, Inc.	7,900	332,195
	Matrix Service Co. (a)	14,000	160,720
	NATCO Group, Inc. Class A (a)	10,700	352,244
	Natural Gas Services Group (a)	6,500	86,450
	Newpark Resources, Inc. (a)	47,420	135,147
	OYO Geospace Corp. (a)	2,200	56,452
	Parker Drilling Co. (a)	63,481	275,508
	Pioneer Drilling Co. (a)	21,600	103,464
	RPC, Inc.	15,200	126,920
	Sulphco, Inc. (a)(b)	21,500	19,780
	Superior Well Services, Inc. (a)	8,100	48,195
	T-3 Energy Services, Inc. (a)	6,600	78,606
	Tetra Technologies, Inc. (a)	39,700	316,012
	Union Drilling, Inc. (a)	5,600	37,072
	Willbros Group, Inc. (a)	21,100	263,961

			5,352,821

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Oil: Crude Producers - 1.8%	APCO Argentina, Inc.	4,600	$88,458
	ATP Oil & Gas Corp. (a)(b)	15,200	105,792
	Approach Resources, Inc. (a)	7,400	51,060
	Arena Resources, Inc. (a)	20,600	656,110
	Atlas America, Inc.	18,187	325,001
	BPZ Resources, Inc. (a)(b)	42,400	207,336
	Berry Petroleum Co. Class A	22,902	425,748
	Bill Barrett Corp. (a)	20,900	573,914
	Brigham Exploration Co. (a)	43,700	152,513
	CREDO Petroleum Corp. (a)	3,300	35,244
	Carrizo Oil & Gas, Inc. (a)	15,300	262,395
	Cheniere Energy, Inc. (a)	28,000	82,320
	Clayton Williams Energy, Inc. (a)	3,100	58,497
	Contango Oil & Gas Co. (a)	6,300	267,687
	Cubic Energy, Inc. (a)	11,400	12,312
	Delta Petroleum Corp. (a)	98,000	189,140
	Endeavour International Corp. (a)	60,900	82,824
	FX Energy, Inc. (a)	22,400	84,896
	GMX Resources Inc. (a)	13,600	144,704
	GeoResources, Inc. (a)	3,900	39,780
	Goodrich Petroleum Corp. (a)	12,900	317,211
	Gran Tierra Energy, Inc. (a)	107,000	369,150
	Gulfport Energy Corp. (a)	14,000	95,900
	Harvest Natural Resources, Inc. (a)	17,600	77,616
	Isramco Inc. (a)	500	53,265
	McMoRan Exploration Co. (a)	33,300	198,468
	Northern Oil And Gas, Inc. (a)	16,000	101,920
	Oilsands Quest, Inc. (a)	91,500	87,840
	Panhandle Oil & Gas, Inc.	3,800	74,594
	Parallel Petroleum Corp. (a)	22,200	43,068
	Penn Virginia Corp.	24,016	393,142
	Petroleum Development Corp. (a)	8,000	125,520
	Petroquest Energy, Inc. (a)(b)	23,100	85,239
	PrimeEnergy Corp. (a)	300	10,743
	Rex Energy Corp. (a)	14,600	83,220
	Rosetta Resources, Inc. (a)	28,000	245,000
	Stone Energy Corp. (a)	17,998	133,545
	Swift Energy Co. (a)	16,617	276,673
	Toreador Resources Corp.	11,700	78,390
	Vaalco Energy, Inc. (a)	31,200	131,976
	Venoco, Inc. (a)	9,600	73,632
	W&T Offshore, Inc.	17,700	172,398
	Warren Resources, Inc. (a)	32,300	79,135
	Zion Oil & Gas, Inc. (a)	5,800	61,596

			7,214,972

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Oil: Integrated - 0.1%	Alon USA Energy, Inc.	3,800	$39,330
	CVR Energy, Inc. (a)	12,100	88,693
	Delek US Holdings, Inc.	6,800	57,664
	Western Refining, Inc. (a)	16,600	117,196

			302,883

Paints & Coatings - 0.2%	Chase Corp.	3,900	46,410
	Ferro Corp.	23,976	65,934
	H.B. Fuller Co.	25,980	487,645
	North American Galvanizing & Coatings (a)	6,100	36,966

			636,955

Paper - 0.3%	Boise, Inc. (a)	15,000	25,800
	Buckeye Technologies, Inc. (a)	20,698	92,934
	Clearwater Paper Corp. (a)	5,599	141,599
	Domtar Corp. (a)	22,600	374,708
	Kapstone Paper and Packaging Corp. (a)	10,100	47,369
	Neenah Paper, Inc.	8,100	71,361
	P.H. Glatfelter Co.	24,301	216,279
	Schweitzer-Mauduit International, Inc.	8,220	223,666
	Wausau Paper Corp.	23,242	156,186

			1,349,902

Personal Care - 0.4%	Chattem, Inc. (a)(b)	10,400	708,240
	Female Health Co. (a)	7,500	36,000
	Helen of Troy Ltd. (a)	16,000	268,640
	Mannatech, Inc.	8,400	27,720
	Orchids Paper Products Co. (a)	2,900	59,595
	USANA Health Sciences, Inc. (a)	3,500	104,055
	WD-40 Co.	8,789	254,881

			1,459,131

Pharmaceuticals - 1.8%	Acura Pharmaceuticals, Inc. (a)	4,400	26,312
	Adolor Corp. (a)	24,800	43,648
	Akorn, Inc. (a)	27,900	33,480
	Alkermes, Inc. (a)	50,500	546,410
	Allion Healthcare, Inc. (a)	9,900	58,905
	American Oriental Bioengineering, Inc. (a)	33,000	174,570
	Ardea Biosciences, Inc. (a)	7,000	110,180
	Auxilium Pharmaceuticals, Inc. (a)(b)	23,100	724,878
	Avanir Pharmaceuticals, Inc. (a)	35,800	79,476
	BMP Sunstone Corp. (a)	18,800	89,112
	BioCryst Pharmaceuticals, Inc. (a)	13,000	52,390
	Biospecifics Technologies (a)	1,700	40,511
	Cadence Pharmaceuticals, Inc. (a)	12,700	126,873
	Cambrex Corp. (a)	15,585	64,210
	Caraco Pharmaceutical Laboratories Ltd. (a)	5,500	16,885
	China Sky One Medical, Inc. (a)	6,100	82,228
	Depomed, Inc. (a)	27,400	89,050

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Durect Corp. (a)	43,000	$102,340
	Hi-Tech Pharmacal Co., Inc. (a)	3,800	33,820
	Impax Laboratories, Inc. (a)	33,300	245,088
	Infinity Pharmaceuticals, Inc. (a)	10,800	63,072
	Inspire Pharmaceuticals, Inc. (a)	22,600	125,656
	Isis Pharmaceuticals, Inc. (a)(b)	49,689	819,869
	Ista Pharmaceuticals, Inc. (a)	19,400	81,480
	Javelin Pharmaceuticals, Inc. (a)	26,900	33,087
	K-V Pharmaceutical Co. Class A (a)	18,500	59,385
	Lannett Co., Inc. (a)	4,700	32,195
	MAP Pharmaceuticals, Inc. (a)	3,700	45,214
	Medicines Co. (a)	28,227	236,825
	Medicis Pharmaceutical Corp. Class A	31,200	509,184
	MiddleBrook Pharmaceuticals, Inc. (a)	19,500	26,325
	Noven Pharmaceuticals, Inc. (a)	13,331	190,633
	Obagi Medical Products, Inc. (a)	9,200	67,068
	Optimer Pharmaceuticals, Inc. (a)(b)	15,300	229,041
	Pain Therapeutics, Inc. (a)	18,600	99,882
	Par Pharmaceutical Cos., Inc. (a)	18,600	281,790
	Pozen, Inc. (a)	13,800	105,984
	Prestige Brands Holdings, Inc. (a)	17,700	108,855
	Questcor Pharmaceuticals, Inc. (a)	30,700	153,500
	SIGA Technologies, Inc. (a)	14,700	124,068
	Salix Pharmaceuticals Ltd. (a)	25,800	254,646
	Santarus, Inc. (a)	26,300	74,166
	Sciclone Pharmaceuticals, Inc. (a)	22,200	56,832
	Spectrum Pharmaceuticals, Inc. (a)	18,600	142,290
	SuperGen, Inc. (a)	29,500	59,295
	Vical, Inc. (a)	16,100	43,631
	Vivus, Inc. (a)	37,300	226,784
	Xenoport, Inc. (a)	14,600	338,282

			7,329,405

Photography - 0.1%	CPI Corp.	2,500	42,475
	Eastman Kodak Co.	145,700	431,272

			473,747

Plastics - 0.0%	Spartech Corp.	16,354	150,293

Power Transmission Equipment - 0.3%	Advanced Energy Industries, Inc. (a)	17,612	158,331
	Maxwell Technologies, Inc. (a)	12,000	165,960
	Powell Industries, Inc. (a)	4,231	156,843
	Regal-Beloit Corp.	19,451	772,594
	Vicor Corp.	10,296	74,337

			1,328,065

Precious Metals & Minerals - 0.1%	Horsehead Holding Corp. (a)	18,300	136,335
	Stillwater Mining Co. (a)	21,564	123,130

			259,465

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Printing & Copying Services - 0.3%	Cenveo, Inc. (a)	25,800	$109,134
	VistaPrint Ltd. (a)	22,400	955,360

			1,064,494

Producer Durables Miscellaneous - 0.1%	Blount International, Inc. (a)	20,500	176,505
	China Fire & Security Group, Inc. (a)	7,500	91,275

			267,780

Production Technology Equipment - 1.0%	ATMI, Inc. (a)(c)	16,857	261,789
	Brooks Automation, Inc. (a)	34,378	154,013
	Cognex Corp.	21,256	300,347
	Cohu, Inc.	12,518	112,412
	Cymer, Inc. (a)	15,900	472,707
	Electro Scientific Industries, Inc. (a)	14,561	162,792
	Entegris, Inc. (a)	60,292	163,994
	FEI Co. (a)	20,355	466,130
	Intevac, Inc. (a)	11,700	101,907
	Kulicke & Soffa Industries, Inc. (a)	32,756	112,353
	MKS Instruments, Inc. (a)	26,300	346,897
	Photronics, Inc. (a)	22,479	91,040
	Rudolph Technologies, Inc. (a)	16,173	89,275
	Semitool, Inc. (a)	11,941	55,167
	Tessera Technologies, Inc. (a)	26,300	665,127
	Ultratech, Inc. (a)	12,590	154,983
	Veeco Instruments, Inc. (a)	17,227	199,661

			3,910,594

Publishing - 0.2%	Courier Corp.	5,350	81,641
	Dolan Media Co. (a)	15,700	200,803
	Journal Communications, Inc. Class A	20,900	21,945
	Martha Stewart Living Omnimedia, Inc. Class A (a)	14,182	43,397
	Primedia, Inc.	13,400	26,934
	Scholastic Corp.	12,660	250,541

			625,261

Radio & TV Broadcasters - 0.0%	Crown Media Holdings, Inc. Class A (a)	5,798	9,683
	Fisher Communications, Inc.	3,100	39,649
	Lin TV Corp. Class A (a)	14,400	24,192
	Outdoor Channel Holdings, Inc. (a)	8,100	47,790
	Sinclair Broadcast Group, Inc. Class A	25,964	50,370

			171,684

Railroad Equipment - 0.1%	American Railcar Industries, Inc.	4,900	40,474
	Freightcar America, Inc.	6,400	107,584
	Greenbrier Cos., Inc.	9,100	65,429
	Portec Rail Products, Inc.	3,100	30,535

			244,022

Railroads - 0.1%	Genesee & Wyoming, Inc. Class A (a)	17,675	468,564

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Real Estate - 0.2%	American Realty Investors, Inc. (a)	1,000	$10,200
	Avatar Holdings, Inc. (a)	3,200	58,144
	China Housing & Land Development (a)	15,200	87,552
	Consolidated-Tomoka Land Co.	2,900	101,732
	Forestar Group, Inc. (a)(b)	18,928	224,865
	Griffin Land & Nurseries, Inc.	1,600	50,048
	Tejon Ranch Co. (a)	5,815	154,039
	United Capital Corp. (a)	700	12,824

			699,404

Real Estate Investment Trusts (REITs) - 5.2%	Acadia Realty Trust (c)	21,113	275,525
	Agree Realty Corp.	4,100	75,153
	Alexander’s, Inc.	1,067	287,663
	American Campus Communities, Inc.	27,703	614,453
	American Capital Agency Corp.	5,400	124,038
	Anthracite Capital, Inc. (d)	33,000	20,460
	Anworth Mortgage Asset Corp.	54,400	392,224
	Ashford Hospitality Trust, Inc.	38,280	107,567
	Associated Estates Realty Corp.	7,800	46,488
	BioMed Realty Trust, Inc. (c)	52,220	534,211
	CBL & Associates Properties, Inc.	37,300	201,047
	CapLease, Inc.	23,700	65,412
	Capstead Mortgage Corp.	34,800	442,308
	Care Investment Trust, Inc.	6,200	32,240
	Cedar Shopping Centers, Inc.	20,800	94,016
	Cogdell Spencer, Inc.	14,700	63,063
	Colonial Properties Trust	26,100	193,140
	Cousins Properties, Inc. (b)	19,881	168,989
	DCT Industrial Trust, Inc.	94,210	384,377
	Developers Diversified Realty Corp.	72,700	354,776
	DiamondRock Hospitality Co.	56,780	355,443
	Dupont Fabros Technology, Inc.	14,800	139,416
	Dynex Capital Corp.	5,500	45,100
	EastGroup Properties, Inc.	13,327	440,058
	Education Realty Trust, Inc.	15,300	65,637
	Entertainment Properties Trust	18,980	390,988
	Equity Lifestyle Properties, Inc.	11,194	416,193
	Equity One, Inc. (b)	16,700	221,442
	Extra Space Storage, Inc.	46,050	384,518
	FelCor Lodging Trust, Inc.	34,570	85,042
	First Industrial Realty Trust, Inc.	23,600	102,660
	First Potomac Realty Trust	14,700	143,325
	Franklin Street Properties Corp.	31,600	418,700
	Getty Realty Corp.	9,200	173,604
	Gladstone Commercial Corp.	5,100	66,096
	Glimcher Realty Trust	20,256	58,742
	Gramercy Capital Corp. (a)	22,802	36,711

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Hatteras Financial Corp.	19,200	$548,928
	Healthcare Realty Trust, Inc.	31,500	530,145
	Hersha Hospitality Trust	22,800	56,544
	Highwoods Properties, Inc.	38,400	859,008
	Home Properties, Inc.	17,520	597,432
	Inland Real Estate Corp.	36,200	253,400
	Investors Real Estate Trust	32,900	292,481
	iStar Financial, Inc.	55,500	157,620
	Kilroy Realty Corp.	19,800	406,692
	Kite Realty Group Trust	20,740	60,561
	LTC Properties, Inc.	12,400	253,580
	LaSalle Hotel Properties	27,620	340,831
	Lexington Corporate Properties Trust	45,138	153,469
	MFA Financial, Inc.	120,700	835,244
	Medical Properties Trust, Inc.	42,900	260,403
	Mid-America Apartment Communities, Inc.	15,129	555,386
	Mission West Properties, Inc.	8,100	55,323
	Monmouth Real Estate Investment Corp. Class A	10,400	60,944
	National Health Investors, Inc.	13,729	366,702
	National Retail Properties, Inc.	42,475	736,941
	NorthStar Realty Finance Corp. (b)	31,764	89,891
	Omega Healthcare Investors, Inc.	44,100	684,432
	PS Business Parks, Inc.	8,108	392,752
	Parkway Properties, Inc.	11,604	150,852
	Pennsylvania Real Estate Investment Trust (b)	19,132	95,660
	Post Properties, Inc.	23,686	318,340
	Potlatch Corp.	21,647	525,806
	RAIT Investment Trust	34,710	47,553
	Ramco-Gershenson Properties Trust	8,500	85,085
	Redwood Trust, Inc.	41,195	608,038
	Resource Capital Corp.	11,100	35,520
	Saul Centers, Inc.	3,122	92,318
	Sovran Self Storage, Inc.	12,080	297,168
	Strategic Hotel Capital, Inc.	38,350	42,569
	Sun Communities, Inc.	8,843	121,857
	Sunstone Hotel Investors, Inc.	40,021	214,112
	Tanger Factory Outlet Centers, Inc.	19,522	633,098
	Transcontinental Realty Investors, Inc. (a)	1,400	16,898
	U-Store-It Trust	26,670	130,683
	UMH Properties, Inc.	4,200	33,474
	Universal Health Realty Income Trust	6,227	196,275
	Urstadt Biddle Properties, Inc. Class A	10,900	153,472
	Walter Investment Management Corp. (a)	10,000	132,800
	Washington Real Estate Investment Trust	31,665	708,346
	Winthrop Realty Trust	6,040	53,937

			21,263,395

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Recreational Vehicles & Boats - 0.2%	Brunswick Corp.	47,200	$203,904
	Drew Industries, Inc. (a)	9,900	120,483
	Marine Products Corp.	4,931	18,491
	Polaris Industries, Inc. (b)	16,100	517,132
	Winnebago Industries, Inc.	15,390	114,348

			974,358

Rental & Leasing Services: Consumer - 0.3%	Amerco, Inc. (a)	4,800	178,320
	Avis Budget Group, Inc. (a)	55,900	315,835
	Dollar Thrifty Automotive Group, Inc. (a)	11,695	163,145
	Rent-A-Center, Inc. (a)	35,300	629,399

			1,286,699

Restaurants - 1.5%	AFC Enterprises, Inc. (a)	13,300	89,775
	BJ’s Restaurants, Inc. (a)	10,200	172,074
	Benihana, Inc. Class A (a)	7,900	49,928
	Bob Evans Farms, Inc.	16,380	470,761
	Buffalo Wild Wings, Inc. (a)(b)	9,650	313,818
	CEC Entertainment, Inc. (a)	12,150	358,182
	CKE Restaurants, Inc.	27,400	232,352
	California Pizza Kitchen, Inc. (a)	10,950	145,526
	Caribou Coffee Co., Inc. (a)	2,900	18,618
	Carrols Restaurant Group, Inc. (a)	5,400	35,964
	The Cheesecake Factory, Inc. (a)	32,100	555,330
	Cracker Barrel Old Country Store, Inc.	12,100	337,590
	Denny’s Corp. (a)	51,400	110,510
	DineEquity, Inc.	9,448	294,683
	Domino’s Pizza, Inc. (a)	20,550	153,920
	Einstein Noah Restaurant Group, Inc. (a)	2,100	18,165
	Frisch’s Restaurants, Inc.	1,300	38,402
	Jack in the Box, Inc. (a)	30,536	685,533
	Krispy Kreme Doughnuts, Inc. (a)	31,300	93,900
	Landry’s Restaurants, Inc. (a)	3,296	28,346
	Luby’s, Inc. (a)	10,200	41,412
	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	7,300	55,553
	O’Charleys, Inc.	10,084	93,277
	P.F. Chang’s China Bistro, Inc. (a)	12,708	407,418
	Papa John’s International, Inc. (a)	11,696	289,944
	Red Robin Gourmet Burgers, Inc. (a)	8,300	155,625
	Ruby Tuesday, Inc. (a)	28,200	187,812
	Ruth’s Hospitality Group, Inc. (a)	10,600	38,902
	Sonic Corp. (a)	32,520	326,176
	The Steak’n Shake Co. (a)(b)	12,328	107,747
	Texas Roadhouse, Inc. Class A (a)	26,700	291,297

			6,198,540

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Scientific Instruments: Control & Filter - 0.7%	CIRCOR International, Inc.	9,100	$214,851
	China Security & Surveillance Technology, Inc. (a)(b)	17,200	129,688
	ESCO Technologies, Inc. (a)	14,032	628,634
	Energy Recovery, Inc. (a)	19,000	134,520
	Flanders Corp. (a)	8,200	50,102
	The Gorman-Rupp Co.	7,697	155,248
	ICx Technologies, Inc. (a)	6,100	36,600
	L-1 Identity Solutions, Inc. (a)	39,428	305,173
	Mine Safety Appliances Co.	13,926	335,617
	PMFG, Inc. (a)	7,000	61,670
	RAE Systems, Inc. (a)	26,700	36,846
	Robbins & Myers, Inc.	14,724	283,437
	Sun Hydraulics, Inc.	6,150	99,446
	Watts Water Technologies, Inc. Class A	15,536	334,645
	X-Rite, Inc. (a)	17,500	26,250

			2,832,727

Scientific Instruments: Electrical - 1.1%	A.O. Smith Corp.	12,081	393,478
	AZZ, Inc. (a)	6,500	223,665
	Advanced Battery Technologies, Inc. (a)(b)	25,100	100,902
	American Superconductor Corp. (a)(b)	23,100	606,375
	Baldor Electric Co.	25,201	599,532
	Broadwind Energy, Inc. (a)	16,300	184,516
	China BAK Battery, Inc. (a)	20,100	59,295
	DDi Corp. (a)	9,200	41,676
	Ener1, Inc. (a)(b)	24,800	135,408
	EnerSys (a)	21,400	389,266
	Franklin Electric Co., Inc.	12,360	320,371
	GrafTech International Ltd. (a)	63,944	723,207
	Littelfuse, Inc. (a)	11,660	232,734
	Preformed Line Products Co.	1,100	48,466
	SatCon Technology Corp. (a)	31,100	55,980
	Taser International, Inc. (a)	33,100	150,936
	Ultralife Batteries, Inc. (a)	6,700	48,039
	Valence Technology, Inc. (a)	27,400	49,046

			4,362,892

Scientific Instruments: Gauges & Meters - 0.1%	Badger Meter, Inc.	7,900	323,900
	Faro Technologies, Inc. (a)	8,800	136,664
	Measurement Specialties, Inc. (a)	7,700	54,285
	Smartheat, Inc. (a)	4,400	30,140
	Zygo Corp. (a)	8,000	37,280

			582,269

Scientific Instruments: Pollution Control - 0.5%	American Ecology Corp.	10,100	180,992
	Clean Harbors, Inc. (a)	10,800	583,092
	Darling International, Inc. (a)	44,900	296,340
	EnergySolutions, Inc.	41,100	378,120
	Fuel Tech, Inc. (a)(b)	9,900	96,030

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Heritage Crystal Clean, Inc. (a)	2,000	$24,300
	Met-Pro Corp.	7,800	84,396
	Metalico, Inc. (a)	14,400	67,104
	Perma-Fix Environmental Services (a)	29,900	72,358
	Team, Inc. (a)	10,100	158,267
	Waste Services, Inc. (a)	8,033	41,611

			1,982,610

Securities Brokerage & Services - 0.9%	BGC Partners, Inc.	26,523	100,522
	E*Trade Financial Corp. (a)	263,200	336,896
	GFI Group, Inc.	34,700	233,878
	Gladstone Investment Corp.	11,700	56,511
	International Assets Holding Corp., Inc. (a)	2,500	37,175
	KBW, Inc. (a)(b)	18,500	532,060
	Knight Capital Group, Inc. Class A (a)	49,700	847,385
	LaBranche & Co., Inc. (a)	31,200	134,160
	MF Global Ltd. (a)	51,600	305,988
	MarketAxess Holdings, Inc. (a)	17,000	162,010
	optionsXpress Holdings, Inc.	22,600	350,978
	Penson Worldwide, Inc. (a)	11,100	99,345
	SWS Group, Inc.	12,906	180,297
	TradeStation Group, Inc. (a)	17,300	146,358

			3,523,563

Semiconductors & Components - 2.6%	Actel Corp. (a)	14,016	150,391
	Advanced Analogic Technologies, Inc. (a)	23,000	105,570
	Amkor Technology, Inc. (a)	58,400	276,232
	Anadigics, Inc. (a)	33,800	141,622
	Applied Micro Circuits Corp. (a)	36,200	294,306
	Atheros Communications, Inc. (a)(b)	32,400	623,376
	CSR Plc (a)	21,415	123,791
	Cavium Networks, Inc. (a)	19,100	321,071
	Ceva, Inc. (a)	10,600	92,008
	Cirrus Logic, Inc. (a)	34,900	157,050
	DSP Group, Inc. (a)	12,283	83,033
	Diodes, Inc. (a)	16,812	262,940
	Emcore Corp. (a)	40,300	50,778
	Entropic Communications, Inc. (a)	30,900	69,525
	Exar Corp. (a)	19,627	141,118
	Formfactor, Inc. (a)	26,900	463,756
	Hittite Microwave Corp. (a)	11,300	392,675
	IXYS Corp.	12,137	122,826
	Intellon Corp. (a)	12,700	53,975
	Kopin Corp. (a)	36,100	132,487
	Lattice Semiconductor Corp. (a)	60,800	114,304
	MIPS Technologies, Inc. (a)	23,600	70,800
	Micrel, Inc.	24,200	177,144

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Microsemi Corp. (a)	43,390	$598,782
	Microtune, Inc. (a)	26,800	62,712
	Monolithic Power Systems, Inc. (a)	17,900	401,139
	Netlogic Microsystems, Inc. (a)	9,900	360,954
	Omnivision Technologies, Inc. (a)	26,800	278,452
	PLX Technology, Inc. (a)	17,800	67,106
	ParkerVision, Inc. (a)	15,500	47,430
	Pericom Semiconductor Corp. (a)	14,393	121,189
	Power Integrations, Inc.	12,300	292,617
	RF Micro Devices, Inc. (a)	143,884	541,004
	Rubicon Technology, Inc. (a)	6,700	95,676
	Semtech Corp. (a)	32,500	517,075
	Sigma Designs, Inc. (a)	14,200	227,768
	Silicon Image, Inc. (a)	39,976	91,945
	Silicon Storage Technology, Inc. (a)	42,458	79,396
	Skyworks Solutions, Inc. (a)	89,133	871,721
	Standard Microsystems Corp. (a)	11,810	241,515
	Supertex, Inc. (a)	5,867	147,320
	Techwell, Inc. (a)	7,800	66,300
	TriQuint Semiconductor, Inc. (a)	78,836	418,619
	Trident Microsystems, Inc. (a)	33,700	58,638
	Virage Logic Corp. (a)	10,300	46,350
	Volterra Semiconductor Corp. (a)	12,100	158,994
	White Electronic Designs Corp. (a)	11,300	52,319
	Zoran Corp. (a)	27,608	300,927

			10,566,726

Shipping - 0.7%	American Commercial Lines, Inc. (a)	4,850	75,078
	DHT Maritime, Inc.	24,000	125,040
	Eagle Bulk Shipping, Inc. (b)	25,200	118,188
	Genco Shipping & Trading Ltd. (b)	13,800	299,736
	General Maritime Corp.	26,040	257,535
	Golar LNG Ltd.	18,300	156,465
	Gulfmark Offshore, Inc. (a)	12,500	345,000
	Horizon Lines, Inc. Class A (b)	16,100	62,146
	International Shipholding Corp.	2,900	78,184
	Knightsbridge Tankers Ltd.	9,000	122,760
	Nordic American Tanker Shipping Ltd.	22,400	712,768
	Ship Finance International Ltd.	23,900	263,617
	TBS International Ltd. (a)	8,000	62,480
	Teekay Tankers Ltd. Class A	4,800	44,592
	Ultrapetrol Bahamas Ltd. (a)	11,500	50,945

			2,774,534

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Steel - 0.1%	China Precision Steel, Inc. (a)(b)	19,200	$47,616
	General Steel Holdings, Inc. (a)	7,100	28,187
	Olympic Steel, Inc.	4,800	117,456
	Sutor Technology Group Ltd. (a)	4,100	13,407
	Universal Stainless & Alloy Products, Inc. (a)	3,600	58,572

			265,238

Sugar - 0.0%	Imperial Sugar Co. New Shares	5,800	70,238

Synthetic Fibers & Chemicals - 0.0%	Zoltek Cos., Inc. (a)(b)	14,800	143,856

Technology: Miscellaneous - 0.3%	Benchmark Electronics, Inc. (a)	35,329	508,738
	CTS Corp.	17,968	117,690
	LaBarge, Inc. (a)	6,400	59,328
	Plexus Corp. (a)	21,098	431,665
	Vocus, Inc. (a)	8,900	175,864

			1,293,285

Telecommunications Equipment - 0.5%	ADC Telecommunications, Inc. (a)	51,100	406,756
	Applied Signal Technology, Inc.	6,900	176,019
	Arris Group, Inc. (a)	66,300	806,208
	Cogo Group, Inc. (a)	12,500	74,625
	Communications System, Inc.	2,800	27,440
	Mastec, Inc. (a)	27,500	322,300
	OpNext, Inc. (a)	14,400	30,816
	Powerwave Technologies, Inc. (a)	66,177	106,545
	Symmetricom, Inc. (a)	24,200	139,634
	UTStarcom, Inc. (a)	57,700	94,051

			2,184,394

Textile Products - 0.1%	Interface, Inc. Class A	27,821	172,490
	Unifi, Inc. (a)	23,200	32,944

			205,434

Textiles Apparel & Shoes - 1.9%	American Apparel, Inc. (a)	18,200	66,248
	Carter’s, Inc. (a)	30,100	740,761
	Cherokee, Inc.	4,000	79,280
	Columbia Sportswear Co.	6,100	188,612
	Crocs, Inc. (a)	44,800	152,320
	Deckers Outdoor Corp. (a)	7,000	491,890
	FGX International Holdings Ltd. (a)	7,300	83,074
	G-III Apparel Group, Ltd. (a)	7,000	80,430
	Iconix Brand Group, Inc. (a)	32,000	492,160
	J. Crew Group, Inc. (a)(b)	27,070	731,431
	Jones Apparel Group, Inc.	45,300	486,069
	K-Swiss, Inc. Class A	13,996	118,966
	Kenneth Cole Productions, Inc. Class A	4,892	34,391
	Liz Claiborne, Inc.	52,800	152,064
	lululemon athletica, inc. (a)	21,500	280,145
	Maidenform Brands, Inc. (a)	9,500	108,965
	Oxford Industries, Inc.	7,742	90,194

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Perry Ellis International, Inc. (a)	6,650	$48,412
	Quiksilver, Inc. (a)	68,500	126,725
	Skechers U.S.A., Inc. Class A (a)	17,755	173,466
	Steven Madden Ltd. (a)	8,068	205,331
	Timberland Co. Class A (a)	22,700	301,229
	True Religion Apparel, Inc. (a)	13,900	309,970
	Under Armour, Inc. Class A (a)(b)	17,700	396,126
	Volcom, Inc. (a)	9,600	120,000
	The Warnaco Group, Inc. (a)	24,400	790,560
	Weyco Group, Inc.	3,500	80,815
	Wolverine World Wide, Inc.	26,308	580,354

			7,509,988

Tobacco - 0.2%	Alliance One International, Inc. (a)	47,555	180,709
	Star Scientific, Inc. (a)(b)	38,500	34,265
	Universal Corp.	13,356	442,217
	Vector Group Ltd.	19,991	285,671

			942,862

Toys - 0.1%	Jakks Pacific, Inc. (a)	14,930	191,552
	Leapfrog Enterprises, Inc. (a)	18,146	41,554
	RC2 Corp. (a)	9,313	123,211

			356,317

Transportation Miscellaneous - 0.2%	Dynamex, Inc. (a)	4,700	72,333
	HUB Group, Inc. Class A (a)	20,200	416,928
	Odyssey Marine Exploration, Inc. (a)	27,500	44,000
	Pacer International, Inc.	18,700	41,701
	Textainer Group Holdings Ltd.	4,566	52,463
	Todd Shipyards Corp.	3,600	59,940

			687,365

Truckers - 0.8%	Arkansas Best Corp.	13,341	351,535
	Celadon Group, Inc. (a)	11,800	99,002
	Forward Air Corp.	15,432	329,010
	Heartland Express, Inc.	28,373	417,651
	Knight Transportation, Inc. (b)	30,362	502,491
	Marten Transport Ltd. (a)	8,250	171,270
	Old Dominion Freight Line, Inc. (a)	14,825	497,675
	Patriot Transportation Holding, Inc. (a)	600	43,758
	Saia, Inc. (a)	7,181	129,330
	USA Truck, Inc. (a)	4,800	64,944
	Universal Truckload Services, Inc.	2,921	45,714
	Werner Enterprises, Inc.	22,800	413,136
	YRC Worldwide, Inc. (a)(b)	30,000	51,900

			3,117,416

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Utilities: Electrical - 1.9%	Allete, Inc. (c)	14,366	$413,022
	Avista Corp.	28,975	516,045
	Black Hills Corp.	20,700	475,893
	CH Energy Group, Inc.	8,589	401,106
	Central Vermont Public Service Corp.	6,100	110,410
	Cleco Corp.	32,267	723,426
	El Paso Electric Co. (a)	24,008	335,152
	The Empire District Electric Co.	18,268	301,787
	IDACORP, Inc.	25,000	653,500
	MGE Energy, Inc.	12,245	410,820
	NorthWestern Corp.	19,200	436,992
	Otter Tail Corp.	19,386	423,390
	PNM Resources, Inc.	46,300	495,873
	Pike Electric Corp. (a)	8,900	107,245
	Portland General Electric Co.	40,700	792,836
	UIL Holdings Corp.	15,267	342,744
	Unisource Energy Corp.	18,883	501,155
	Unitil Corp.	6,200	127,844

			7,569,240

Utilities: Gas Distributors - 1.4%	Chesapeake Utilities Corp.	3,600	117,108
	Florida Public Utilities Co.	3,000	42,090
	The Laclede Group, Inc.	11,848	392,524
	New Jersey Resources Corp.	22,561	835,659
	Nicor, Inc.	24,100	834,342
	Northwest Natural Gas Co.	14,199	629,300
	Piedmont Natural Gas Co. (b)	39,100	942,701
	South Jersey Industries, Inc.	16,232	566,334
	Southwest Gas Corp.	23,690	526,155
	WGL Holdings, Inc.	26,700	854,934

			5,741,147

Utilities: Telecommunications - 1.2%	Alaska Communications Systems Group, Inc.	23,600	172,752
	Atlantic Tele-Network, Inc.	4,800	188,592
	Cbeyond Communications, Inc. (a)	12,500	179,375
	Centennial Communications Corp. (a)	46,226	386,449
	Cincinnati Bell, Inc. (a)	116,000	329,440
	Cogent Communications Group, Inc. (a)	23,700	193,155
	Consolidated Communications Holdings, Inc.	12,435	145,614
	D&E Communications, Inc.	7,800	79,794
	FairPoint Communications, Inc.	47,893	28,736
	Fibernet Telecom Group, Inc. (a)	2,800	34,776
	General Communication, Inc. Class A (a)	23,739	164,511
	Global Crossing Ltd. (a)	15,500	142,290
	HickoryTech Corp.	6,400	49,152
	Ibasis, Inc. (a)	13,700	17,947
	Incontact, Inc. (a)	12,900	35,346

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Iowa Telecommunications Services, Inc.	17,500	$218,925
	iPCS, Inc. (a)	9,100	136,136
	j2 Global Communications, Inc. (a)	23,900	539,184
	NTELOS Holdings Corp.	16,100	296,562
	Neutral Tandem, Inc. (a)	17,400	513,648
	PAETEC Holding Corp. (a)	65,220	176,094
	Premiere Global Services, Inc. (a)	32,500	352,300
	RCN Corp. (a)	19,500	116,415
	Shenandoah Telecom Co.	12,600	255,654
	SureWest Communications (a)	8,400	87,948
	USA Mobility, Inc.	12,420	158,479
	Virgin Mobile USA, Inc. (a)	20,300	81,606

			5,080,880

Utilities: Water - 0.4%	American States Water Co.	9,585	332,024
	Artesian Resources Corp. Class A	4,000	63,720
	California Water Service Group	10,496	386,673
	Connecticut Water Service, Inc.	4,500	97,605
	Consolidated Water Co., Inc.	7,700	122,045
	Middlesex Water Co.	7,200	104,040
	Pennichuck Corp.	2,200	50,160
	SJW Corp.	6,948	157,720
	Southwest Water Co.	13,083	72,218
	York Water Co.	6,900	105,777

			1,491,982

Wholesale & International Trade - 0.2%	Brightpoint, Inc. (a)	26,730	167,597
	Chindex International, Inc. (a)	7,100	87,827
	Houston Wire & Cable Co.	9,400	111,954
	MWI Veterinary Supply, Inc. (a)	6,000	209,160
	United Stationers, Inc. (a)	12,669	441,895

			1,018,433

	Total Common Stocks - 98.5%		399,826,107

	Investment Companies

	BlackRock Kelso Capital Corp. (d)	6,700	41,741
	Gladstone Capital Corp.	11,100	83,583
	Hercules Technology Growth Capital, Inc.	18,262	152,670
	Kayne Anderson Energy Development Co.	5,400	71,604
	Pennantpark Investment Corp.	11,300	80,230
	Prospect Capital Corp.	22,400	206,080

	Total Investment Companies - 0.1%		635,908

	Warrants (e)

Alternative Energy - 0.0%	GreenHunter Energy, Inc. (expires 8/27/11) (b)(f)	180	—

Communications Technology - 0.0%	Lantronix, Inc. (expires 2/09/11)	138	—

	Total Warrants - 0.0%		—

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Other Interests (g)	Shares	Value

Oil: Crude Producers - 0.0%	PetroCorp, Inc. (Escrow Shares)	500	$—

	Total Other Interests - 0.0%		—

	Total Long-Term Investments (Cost - $457,409,135) - 98.6%		400,462,015

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.45% (d)(h)	12,940,007	12,940,007

		Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.55% (d)(h)(i)	$29,126	29,126,454

	Total Short-Term Securities (Cost - $42,066,461) - 10.4%		42,066,461

	Total Investments (Cost - $499,475,596*) - 109.0%		442,528,476
	Liabilities in Excess of Other Assets - (9.0)%		(36,541,058)

	Net Assets - 100.0%		$405,987,418

*	The cost and unrealized appreciation (depreciation) of investments as June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$520,628,821

Gross unrealized appreciation	$35,770,593
Gross unrealized depreciation	(113,870,938)

Net unrealized depreciation	$(78,100,345)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Loss	Income

Anthracite Capital, Inc.	$11,193		—		—	—
BlackRock Kelso Capital Corp	$11,712		$3,084		$(1,902)	$1,856
BlackRock Liquidity Funds, TempFund	$12,940,007	*	—		—	$19,336
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$33,514,609	**	—	$37,506
BlackRock Liquidity Series, LLC Money Market Series	$4,482,252	*	—		—	$251,505

*	Represents net purchase cost.

**	Represents net sale cost.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)	Restricted security as to resale, representing 0.0% of net assets were as follows:

Issue	Acquisition Date	Cost	Value

GreenHunter Energy, Inc.	6/27/08	$—	$—

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

(g)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash proceeds from securities loans.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

179	Russell 2000 ICE MINI	September 2009	$9,132,385	$(53,505)

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Long-Term Investments[1]	$413,278,110

Level 2
Long-Term Investments Semiconductors & Components	123,791
Short-Term Securities	29,126,454

Level 2 - Total	29,250,245

Level 3
Long-Term Investments Asset Management & Custodian	121

Total	$442,528,476

[1]	See above Schedule of Investments for values in each industry excluding industries in Level 2 and Level 3 within the table.

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

Valuation Inputs	Other Financial Instruments[2]

Liabilities

Level 1	$(53,505)
Level 2	—
Level 3	—

Total	$(53,505)

[2]	Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Asset Management & Custodian

Balance, as of December 31, 2008	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net purchases (sales)	—
Net transfer in	$121

Balance, as of June 30, 2009	$121

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: August 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: August 21, 2009